UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
  (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  May 1, 2017 through October 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
October 31, 2017

Pacer Trendpilot® 750 ETF	Ticker: PTLC
Pacer Trendpilot® 450 ETF	Ticker: PTMC
Pacer Trendpilot® 100 ETF	Ticker: PTNQ
Pacer Trendpilot® European Index ETF	Ticker: PTEU
Pacer Global Cash Cows Dividend ETF	Ticker: GCOW
Pacer US Cash Cows 100 ETF	Ticker: COWZ
Pacer US Small Cap Cash Cows 100 ETF	Ticker: CALF
Pacer Developed Markets International Cash Cows 100 ETF	Ticker: ICOW

Pacer Funds

Pacer Trendpilot® 750 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Large-Cap Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap Index™, (ii) 50% to the Wilshire US Large-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Large-Cap Total Return Index™ is a total return version of the Wilshire US Large-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire US Large-Cap Index™.

The Wilshire US Large-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot® 750 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® 750 ETF – NAV	23.12%	5.06%
Pacer Trendpilot® 750 ETF – Market	23.29%	5.12%
Pacer Wilshire US Large-Cap Trendpilot® Index(3)	23.89%	5.70%
Wilshire US Large-Cap Index™(3)	23.89%	11.06%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.61%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 450 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Mid-Cap Trendpilot Index® uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap Index™, (ii) 50% to the Wilshire US Mid-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Mid-Cap Total Return Index™ is a total return version of the Wilshire Mid-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap Index™.

The Wilshire US Mid-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot® 450 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® 450 ETF – NAV	23.00%	8.48%
Pacer Trendpilot® 450 ETF – Market	23.19%	8.61%
Pacer Wilshire US Mid-Cap Trendpilot® Index(3)	23.81%	9.23%
Wilshire US Mid-Cap Index™(3)	23.81%	8.55%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.67%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Nasdaq-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100® Index, (ii) 50% to the Nasdaq-100® Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100® Total Return Index and its 200-business day historical simple moving average. The Nasdaq-100® Total Return Index is a total return version of the Nasdaq-100® Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100® Index.

The Nasdaq-100® Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100® Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq 100® Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100® Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® 100 ETF – NAV	30.73%	7.42%
Pacer Trendpilot® 100 ETF – Market	30.54%	7.45%
Pacer Nasdaq-100 Trendpilot® Index(3)	31.68%	8.17%
Nasdaq-100® Index(3)	31.68%	16.21%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.66%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® European Index ETF – NAV	30.77%	11.26%
Pacer Trendpilot® European Index ETF – Market	31.25%	11.93%
Pacer Trendpilot® European Index(3)	32.49%	12.54%
FTSE Eurozone Index (USD)(3)	32.50%	17.58%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.67%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2017)

	One	Since
	Year	Inception(2)
Pacer Global Cash Cows Dividend ETF – NAV	16.52%	14.52%
Pacer Global Cash Cows Dividend ETF – Market	16.98%	15.00%
Pacer Global Cash Cows Dividend Index(3)	17.50%	15.51%
FTSE Developed Large-Cap Index(3)	24.20%	20.71%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2017)

Since
Inception(2)
Pacer US Cash Cows 100 ETF – NAV	9.88%
Pacer US Cash Cows 100 ETF – Market	10.00%
Pacer US Cash Cows 100 Index(3)	10.12%
Russell 1000 Index(3)	15.89%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P SmallCap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2017)

Since
Inception(2)
Pacer US Small Cap Cash Cows 100 ETF – NAV	-0.12%
Pacer US Small Cap Cash Cows 100 ETF – Market	-0.07%
Pacer US Small Cap Cash Cows Index(3)	-0.08%
S&P SmallCap 600® Index(3)	7.44%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2017)

Since
Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF – NAV	11.89%
Pacer Developed Markets International Cash Cows 100 ETF – Market	13.51%
Pacer Developed Markets International Cash Cows 100 Index(3)	11.93%
FTSE Developed ex-US Index(3)	7.17%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2017 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2017 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	05/01/17	10/31/17	Period(a)
Pacer Trendpilot® 750 ETF
Actual	0.60%	$1,000.00	$1,087.50	$3.16
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot® 450 ETF
Actual	0.60%	$1,000.00	$1,076.50	$3.14
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot® 100 ETF
Actual	0.65%	$1,000.00	$1,121.10	$3.48
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Trendpilot®
European Index ETF
Actual	0.65%	$1,000.00	$1,130.70	$3.49
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Global Cash
Cows Dividend ETF
Actual	0.60%	$1,000.00	$1,071.50	$3.13
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer US Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$1,047.70	$2.53
Hypothetical(b)	0.49%	$1,000.00	$1,022.74	$2.50

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(b)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2017 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	06/16/17(a)	10/31/17	Period
Pacer US Small Cap
Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 998.80	$2.21(b)
Hypothetical(c)	0.59%	$1,000.00	$1,022.23	$2.23(d)

Pacer Developed Markets
International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$1,118.90	$2.58(b)
Hypothetical(c)	0.65%	$1,000.00	$1,021.93	$2.46(d)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days (137) in the most recent period and divided by the number of days in the most recent twelve month period (365).

(c)	Assumes 5% return before expenses.
(d)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

Pacer Funds

(This Page Intentionally Left Blank.)

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2017

Pacer Trendpilot® 750 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	21.8%
Financial	18.9%
Technology	15.6%
Communications	13.3%
Industrial	10.0%
Consumer, Cyclical	8.4%
Energy	5.9%
Utilities	3.1%
Basic Materials	2.5%
Diversified	0.0%*
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.4%
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Large-Cap Trendpilot® Index.

Pacer Trendpilot® 450 ETF

Percentage of
Sector(a)	Net Assets
Financial	24.9%
Industrial	19.4%
Consumer, Non-Cyclical	14.3%
Technology	11.5%
Consumer, Cyclical	11.4%
Utilities	5.6%
Basic Materials	5.4%
Energy	4.3%
Communications	2.9%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Mid-Cap Trendpilot® Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2017

Pacer Trendpilot® 100 ETF

Percentage of
Sector(a)	Net Assets
Technology	40.2%
Communications	36.8%
Consumer, Non-Cyclical	14.8%
Consumer, Cyclical	7.3%
Industrial	0.8%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Trendpilot® European Index ETF

Percentage of
Country(a)	Net Assets
France	30.1%
Germany	29.7%
Spain	10.5%
Netherlands	9.1%
Italy	7.3%
Belgium	3.7%
United Kingdom	3.2%
Finland	3.1%
Austria	0.8%
Ireland	0.8%
Portugal	0.5%
Luxembourg	0.4%
Greece	0.4%
Switzerland	0.3%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2017

Pacer Global Cash Cows Dividend ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	26.5%
Communications	15.8%
Consumer, Cyclical	11.8%
Basic Materials	10.8%
Industrial	9.0%
Technology	8.8%
Utilities	6.8%
Financial	5.0%
Energy	4.6%
Diversified	0.6%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend Index.

Pacer US Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Technology	29.6%
Consumer, Cyclical	27.4%
Consumer, Non-Cyclical	13.6%
Communications	11.0%
Basic Materials	6.7%
Industrial	6.6%
Energy	2.7%
Financial	2.3%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2017

Pacer US Small Cap Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	36.9%
Industrial	15.8%
Consumer, Non-Cyclical	14.3%
Technology	13.6%
Communications	10.1%
Financial	5.1%
Basic Materials	2.7%
Energy	1.4%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	31.1%
Basic Materials	21.0%
Industrial	11.2%
Communications	10.9%
Consumer, Non-Cyclical	8.9%
Utilities	6.4%
Technology	5.5%
Energy	4.4%
Exchange Traded Funds	0.1%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.6%

Advertising – 0.1%
Interpublic Group of Cos., Inc.	9,936	$191,268
Omnicom Group, Inc.	6,428	431,897
		623,165
Aerospace/Defense – 2.5%
Arconic, Inc.	11,491	288,654
Boeing Co.	15,708	4,052,350
General Dynamics Corp.	7,873	1,598,062
Harris Corp.	3,386	471,737
L3 Technologies, Inc.	2,211	413,855
Lockheed Martin Corp.	7,083	2,182,697
Northrop Grumman Corp.	4,879	1,441,891
Raytheon Co.	8,019	1,445,024
Rockwell Collins, Inc.	4,593	622,811
TransDigm Group, Inc.	1,365	378,787
United Technologies Corp.	21,001	2,515,080
		15,410,948
Agriculture – 1.4%
Altria Group, Inc.	54,240	3,483,293
Archer-Daniels-Midland Co.	15,904	649,996
Philip Morris International, Inc.	43,909	4,594,638
		8,727,927
Airlines – 0.5%
Alaska Air Group, Inc.	3,492	230,577
American Airlines Group, Inc.	12,860	602,105
Delta Air Lines, Inc.	18,705	935,811
Southwest Airlines Co.	15,568	838,492
United Continental Holdings, Inc. (a)	7,020	410,530
		3,017,515
Apparel – 0.5%
Hanesbrands, Inc.	9,942	223,695
Michael Kors Holdings Ltd (a)	4,286	209,200
NIKE, Inc. – Class B	37,146	2,042,658
Ralph Lauren Corp.	1,345	120,283
Under Armour, Inc. – Class A (a)	5,229	65,467

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Apparel – 0.5% (Continued)
Under Armour, Inc. – Class C (a)	5,262	$60,671
VF Corp.	9,372	652,760
		3,374,734
Auto Manufacturers – 0.6%
Ford Motor Co.	110,571	1,356,706
General Motors Co.	36,624	1,574,100
PACCAR, Inc.	9,934	712,566
		3,643,372
Auto Parts & Equipment – 0.2%
BorgWarner, Inc.	5,249	276,727
Delphi Automotive PLC	7,544	749,723
Goodyear Tire & Rubber Co.	6,987	213,732
		1,240,182
Banks – 7.9%
Bank of America Corp.	277,394	7,597,822
Bank of New York Mellon Corp.	28,734	1,478,364
BB&T Corp.	22,466	1,106,226
Capital One Financial Corp.	13,674	1,260,469
Citigroup, Inc.	77,025	5,661,337
Citizens Financial Group, Inc.	14,154	537,994
Comerica, Inc.	4,712	370,222
Fifth Third Bancorp	20,828	601,929
Goldman Sachs Group, Inc.	10,172	2,466,507
Huntington Bancshares, Inc.	30,816	425,261
JPMorgan Chase & Co.	99,484	10,009,085
KeyCorp.	29,190	532,718
M&T Bank Corp.	4,295	716,277
Morgan Stanley	39,980	1,999,000
Northern Trust Corp.	6,219	581,601
PNC Financial Services Group, Inc.	13,340	1,824,779
Regions Financial Corp.	33,786	523,007
State Street Corp.	10,572	972,624
SunTrust Banks, Inc.	13,568	816,929
US Bancorp	44,643	2,427,686
Wells Fargo & Co.	126,301	7,090,538

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Banks – 7.9% (Continued)
Zions Bancorp	5,716	$265,565
		49,265,940
Beverages – 2.0%
Brown-Forman Corp. – Class B	5,536	315,663
Coca-Cola Co.	108,525	4,989,980
Constellation Brands, Inc. – Class A	4,803	1,052,289
Dr Pepper Snapple Group, Inc.	5,138	440,121
Molson Coors Brewing Co. – Class B	5,221	422,222
Monster Beverage Corp. (a)	11,726	679,287
PepsiCo, Inc.	40,385	4,451,639
		12,351,201
Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc. (a)	6,310	755,055
Amgen, Inc.	20,629	3,614,613
Biogen, Inc. (a)	5,977	1,862,792
Celgene Corp. (a)	22,118	2,233,255
Gilead Sciences, Inc.	36,920	2,767,523
Illumina, Inc. (a)	4,128	847,024
Incyte Corp. (a)	4,827	546,658
Regeneron Pharmaceuticals, Inc. (a)	2,172	874,491
Vertex Pharmaceuticals, Inc. (a)	7,128	1,042,327
		14,543,738
Building Materials – 0.4%
Fortune Brands Home & Security, Inc.	3,873	255,850
Johnson Controls International PLC	26,360	1,091,041
Martin Marietta Materials, Inc.	1,631	353,682
Masco Corp.	9,007	358,659
Vulcan Materials Co.	3,740	455,345
		2,514,577
Chemicals – 2.1%
Air Products & Chemicals, Inc.	6,162	982,408
Albemarle Corp.	3,123	439,999
CF Industries Holdings, Inc.	6,594	250,440
DowDuPont, Inc. (a)	65,963	4,769,785

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Chemicals – 2.1% (Continued)
Eastman Chemical Co.	4,096	$371,958
FMC Corp.	3,561	330,674
International Flavors & Fragrances, Inc.	2,233	329,189
LyondellBasell Industries NV – Class A	9,176	949,991
Monsanto Co.	12,210	1,478,631
Mosaic Co.	8,854	197,798
PPG Industries, Inc.	6,990	812,518
Praxair, Inc.	8,087	1,181,672
Sherwin-Williams Co.	2,324	918,329
		13,013,392
Commercial Services – 1.7%
Automatic Data Processing, Inc.	12,563	1,460,574
Cintas Corp.	2,305	343,537
Ecolab, Inc.	7,147	933,827
Equifax, Inc.	3,403	369,327
Gartner, Inc. (a)	2,561	320,919
Global Payments, Inc.	4,311	448,128
H&R Block, Inc.	5,273	130,454
IHS Markit Ltd. (a)	10,270	437,605
Moody’s Corp.	4,499	640,703
Nielsen Holdings PLC	9,495	351,980
PayPal Holdings, Inc. (a)	31,953	2,318,510
Quanta Services, Inc. (a)	3,582	135,149
Robert Half International, Inc.	3,453	178,762
S&P Global, Inc.	7,266	1,136,911
Total System Services, Inc.	4,651	335,104
United Rentals, Inc. (a)	2,389	337,996
Verisk Analytics, Inc. (a)	4,157	353,553
Western Union Co.	13,118	260,523
		10,493,562
Computers – 5.7%
Accenture PLC	13,975	1,989,481
Apple, Inc.	146,025	24,684,066
Cognizant Technology Solutions Corp. – Class A	16,521	1,250,144
CSRA, Inc.	3,722	119,067

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Computers – 5.7% (Continued)
DXC Technology Co.	7,957	$728,225
Hewlett Packard Enterprise Co.	45,746	636,784
HP, Inc.	46,577	1,003,734
International Business Machines Corp.	24,541	3,780,786
NetApp, Inc.	7,626	338,747
Seagate Technology PLC	8,137	300,825
Western Digital Corp.	8,336	744,155
		35,576,014
Cosmetics/Personal Care – 1.4%
Colgate-Palmolive Co.	24,902	1,754,346
Coty, Inc. – Class A	13,335	205,359
Estee Lauder Cos., Inc.	6,329	707,645
Procter & Gamble Co.	72,091	6,224,337
		8,891,687
Distribution/Wholesale – 0.2%
Fastenal Co.	7,619	357,864
LKQ Corp. (a)	8,732	329,109
WW Grainger, Inc.	1,464	289,433
		976,406
Diversified Financial Services – 3.6%
Affiliated Managers Group, Inc.	1,582	295,043
Alliance Data Systems Corp.	1,365	305,391
American Express Co.	20,477	1,955,963
Ameriprise Financial, Inc.	4,239	663,573
BlackRock, Inc.	3,504	1,649,788
Cboe Global Markets, Inc.	3,188	360,435
Charles Schwab Corp.	33,694	1,510,839
CME Group, Inc.	9,610	1,318,204
Discover Financial Services	10,779	717,127
E*TRADE Financial Corp. (a)	7,776	338,956
Franklin Resources, Inc.	9,302	391,893
Intercontinental Exchange, Inc.	16,637	1,099,706
Invesco Ltd.	11,172	399,846
MasterCard, Inc. – Class A	26,398	3,927,230
NASDAQ, Inc.	3,072	223,181

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Diversified Financial Services – 3.6% (Continued)
Navient Corp.	7,749	$96,553
Raymond James Financial, Inc.	3,266	276,892
Synchrony Financial	21,615	705,081
T Rowe Price Group, Inc.	6,689	621,408
Visa, Inc. – Class A	51,718	5,687,946
		22,545,055
Electric – 2.9%
AES Corp.	17,251	183,378
Alliant Energy Corp.	6,532	282,574
Ameren Corp.	6,369	394,814
American Electric Power Co., Inc.	13,905	1,034,671
CenterPoint Energy, Inc.	12,185	360,432
CMS Energy Corp.	7,973	385,654
Consolidated Edison, Inc.	8,759	753,712
Dominion Energy, Inc.	17,879	1,450,702
DTE Energy Co.	5,071	560,143
Duke Energy Corp.	19,786	1,747,302
Edison International	9,211	736,419
Entergy Corp.	5,075	437,769
Eversource Energy	8,959	561,192
Exelon Corp.	27,142	1,091,380
FirstEnergy Corp.	12,561	413,885
NextEra Energy, Inc.	13,138	2,037,310
NRG Energy, Inc.	7,469	186,725
PG&E Corp.	14,498	837,549
Pinnacle West Capital Corp.	3,156	276,813
PPL Corp.	19,314	725,434
Public Service Enterprise Group, Inc.	14,302	703,658
SCANA Corp.	4,040	174,286
Southern Co.	27,801	1,451,212
WEC Energy Group, Inc.	8,922	601,254
Xcel Energy, Inc.	14,355	710,860
		18,099,128
Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	1,052	175,895

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Electrical Components &
Equipment – 0.3% (Continued)
AMETEK, Inc.	6,525	$440,372
Emerson Electric Co.	17,578	1,133,078
		1,749,345
Electronics – 1.4%
Agilent Technologies, Inc.	9,084	617,985
Allegion PLC	2,685	223,902
Amphenol Corp. – Class A	8,635	751,245
Corning, Inc.	25,809	808,080
FLIR Systems, Inc.	3,437	160,920
Fortive Corp.	8,622	623,026
Garmin Ltd.	3,137	177,586
Honeywell International, Inc.	21,552	3,106,936
Mettler-Toledo International, Inc. (a)	726	495,589
PerkinElmer, Inc.	3,116	225,349
TE Connectivity Ltd	9,990	908,790
Waters Corp. (a)	2,156	422,684
		8,522,092
Engineering & Construction – 0.1%
Fluor Corp.	3,651	157,322
Jacobs Engineering Group, Inc.	3,401	197,972
		355,294
Environmental Control – 0.2%
Republic Services, Inc.	6,272	408,119
Stericycle, Inc. (a)	2,240	158,704
Waste Management, Inc.	11,382	935,259
		1,502,082
Food – 1.3%
Campbell Soup Co.	5,437	257,551
ConAgra Foods, Inc.	11,492	392,567
General Mills, Inc.	16,315	847,075
Hershey Co.	4,117	437,143
Hormel Foods Corp.	7,206	224,539
JM Smucker Co.	3,152	334,269

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Food – 1.3% (Continued)
Kellogg Co.	7,025	$439,273
Kroger Co.	25,369	525,138
McCormick & Co., Inc.	3,362	334,620
Mondelez International, Inc. – Class A	41,915	1,736,538
Sysco Corp.	13,730	763,663
The Kraft Heinz Co.	17,118	1,323,735
Tyson Foods, Inc. – Class A	8,178	596,258
		8,212,369
Forest Product & Paper – 0.1%
International Paper Co.	11,673	668,513

Gas – 0.2%
NiSource, Inc.	8,373	220,796
Sempra Energy	7,098	834,015
		1,054,811
Hand/Machine Tools – 0.1%
Snap-On, Inc.	1,488	234,777
Stanley Black & Decker, Inc.	4,330	699,511
		934,288
Healthcare-Products – 3.2%
Abbott Laboratories	49,119	2,663,723
Align Technology, Inc. (a)	2,005	479,155
Baxter International, Inc.	14,172	913,669
Becton Dickinson and Co.	6,433	1,342,374
Boston Scientific Corp. (a)	38,791	1,091,579
CR Bard, Inc.	2,054	671,802
Danaher Corp.	17,283	1,594,702
DENTSPLY SIRONA, Inc.	6,200	378,634
Edwards Lifesciences Corp. (a)	5,741	586,903
Henry Schein, Inc. (a)	4,485	352,521
Hologic, Inc. (a)	7,929	300,113
IDEXX Laboratories, Inc. (a)	2,467	409,941
Intuitive Surgical, Inc. (a)	3,162	1,186,888
Medtronic PLC	32,081	2,583,162
Patterson Cos., Inc.	1,871	69,227

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Healthcare-Products – 3.2% (Continued)
ResMed, Inc.	4,020	$338,404
Stryker Corp.	9,095	1,408,543
The Cooper Cos., Inc.	1,381	331,799
Thermo Fisher Scientific, Inc.	11,139	2,159,072
Varian Medical Systems, Inc. (a)	2,320	241,721
Zimmer Biomet Holdings, Inc.	5,510	670,126
		19,774,058
Healthcare-Services – 2.3%
Aetna, Inc.	9,377	1,594,371
Anthem, Inc.	7,423	1,552,966
Centene Corp. (a)	4,876	456,735
Cigna Corp.	7,118	1,403,812
DaVita, Inc. (a)	4,377	265,859
Envision Healthcare Corp. (a)	3,416	145,522
HCA Healthcare, Inc. (a)	8,170	618,060
Humana, Inc.	4,086	1,043,360
Laboratory Corp. of American Holdings (a)	2,878	442,377
Quest Diagnostics, Inc.	3,856	361,616
Quintiles Transnational Holdings, Inc. (a)	4,285	463,209
UnitedHealth Group, Inc.	27,334	5,746,153
Universal Health Services, Inc. – Class B	2,205	226,454
		14,320,494
Holding Companies-Divers – 0.0% (b)
Leucadia National Corp.	9,014	228,054

Home Builders – 0.1%
DR Horton, Inc.	9,629	425,698
Lennar Corp. – Class A	5,210	290,041
PulteGroup, Inc.	7,633	230,745
		946,484
Home Furnishings – 0.1%
Leggett & Platt, Inc.	3,208	151,610
Whirlpool Corp.	1,953	320,155
		471,765

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Household Products/Wares – 0.3%
Avery Dennison Corp.	2,286	$242,705
Church & Dwight Co., Inc.	7,054	318,629
Clorox Co.	3,649	461,708
Kimberly-Clark Corp.	9,988	1,123,750
		2,146,792
Housewares – 0.1%
Newell Brands, Inc.	13,856	565,048

Insurance – 4.3%
Aflac, Inc.	11,173	937,303
Allstate Corp.	10,181	955,589
American International Group, Inc.	25,540	1,650,139
Aon PLC	7,190	1,031,262
Arthur J Gallagher & Co.	5,093	322,540
Assurant, Inc.	1,441	145,037
Berkshire Hathaway, Inc. – Class B (a)	54,397	10,168,975
Brighthouse Financial, Inc. (a)	2,855	177,524
Chubb Ltd	9,874	1,489,197
Cincinnati Financial Corp.	4,219	296,047
Everest Re Group Ltd.	1,161	275,679
Hartford Financial Services Group, Inc.	10,299	566,960
Lincoln National Corp.	6,263	474,610
Loews Corp.	8,116	401,823
Marsh & McLennan Cos., Inc.	14,490	1,172,676
MetLife, Inc.	30,048	1,609,972
Principal Financial Group, Inc.	7,173	472,342
Progressive Corp.	16,113	783,898
Prudential Financial, Inc.	12,072	1,333,473
Torchmark Corp.	2,988	251,380
Travelers Cos., Inc.	7,592	1,005,560
Unum Group	6,380	332,015
Willis Towers Watson PLC	3,796	611,460
XL Group Ltd.	7,292	295,107
		26,760,568
Internet – 7.9%
Alphabet, Inc. – Class A (a)	7,942	8,204,404

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Internet – 7.9% (Continued)
Alphabet, Inc. – Class C (a)	8,534	$8,676,006
Amazon.com, Inc. (a)	11,272	12,458,716
eBay, Inc. (a)	27,827	1,047,408
Expedia, Inc.	3,216	400,906
F5 Networks, Inc. (a)	1,773	215,012
Facebook, Inc. – Class A (a)	67,011	12,066,001
Netflix, Inc. (a)	12,206	2,397,625
Symantec Corp.	17,374	564,655
The Priceline Group, Inc. (a)	1,387	2,651,888
TripAdvisor, Inc. (a)	2,531	94,912
VeriSign, Inc. (a)	2,429	261,166
		49,038,699
Iron/Steel – 0.1%
Nucor Corp.	9,030	522,205

Leisure Time – 0.3%
Carnival Corp.	11,221	744,962
Harley-Davidson, Inc.	4,823	228,321
Norwegian Cruise Line Holdings Ltd. (a)	5,031	280,478
Royal Caribbean Cruises Ltd.	4,864	602,018
		1,855,779
Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	5,774	417,345
Marriott International, Inc. – Class A	8,815	1,053,216
MGM Resorts International	14,635	458,807
Wyndham Worldwide Corp.	2,906	310,506
Wynn Resorts Ltd.	2,262	333,623
		2,573,497
Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	16,707	2,268,811

Machinery-Diversified – 0.6%
Cummins, Inc.	4,594	812,587
Deere & Co.	9,043	1,201,634
Flowserve Corp.	3,433	151,292
Rockwell Automation, Inc.	3,629	728,776

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Machinery-Diversified – 0.6% (Continued)
Roper Technologies, Inc.	2,890	$746,111
Xylem, Inc.	5,077	337,773
		3,978,173
Media – 2.5%
CBS Corp. – Class B	10,292	577,587
Charter Communications, Inc. – Class A (a)	5,648	1,887,392
Comcast Corp. – Class A	132,984	4,791,414
Discovery Communications, Inc. – Class A (a)	3,611	68,176
Discovery Communications, Inc. – Class C (a)	5,745	102,319
DISH Network Corp. – Class A (a)	6,437	312,452
News Corp.	3,443	47,858
News Corp. – Class A	9,009	123,063
Scripps Networks Interactive, Inc. – Class A	2,577	214,613
Time Warner, Inc.	21,877	2,150,290
Twenty First Century Fox, Inc. – Class B	12,416	315,987
Twenty-First Century Fox, Inc. – Class A	29,756	778,119
Viacom, Inc. – Class B	9,972	239,627
Walt Disney Co.	43,403	4,245,247
		15,854,144
Mining – 0.2%
Freeport-McMoRan, Inc. (a)	38,039	531,785
Newmont Mining Corp.	15,075	545,112
		1,076,897
Miscellaneous Manufacturing – 2.2%
3M Co.	16,871	3,883,535
AO Smith Corp.	4,139	245,029
Dover Corp.	4,078	389,408
Eaton Corp. PLC	12,479	998,570
General Electric Co.	244,767	4,934,503
Illinois Tool Works, Inc.	8,756	1,370,489
Ingersoll-Rand PLC	7,171	635,351
Parker-Hannifin Corp.	3,676	671,274
Pentair PLC	4,754	334,967
Textron, Inc.	7,484	394,706
		13,857,832

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Office/Business Equipment – 0.0% (b)
Xerox Corp.	5,858	$177,556

Oil & Gas – 4.8%
Anadarko Petroleum Corp.	15,596	769,974
Andeavor	4,170	443,021
Apache Corp.	10,365	428,800
Cabot Oil & Gas Corp.	13,075	362,177
Chesapeake Energy Corp. (a)	25,672	100,121
Chevron Corp.	53,573	6,208,575
Cimarex Energy Co.	2,694	315,009
Concho Resources, Inc. (a)	4,204	564,219
ConocoPhillips	34,012	1,739,714
Devon Energy Corp.	14,094	520,069
EOG Resources, Inc.	16,325	1,630,378
EQT Corp.	4,900	306,446
Exxon Mobil Corp.	119,791	9,984,580
Helmerich & Payne, Inc.	3,070	166,732
Hess Corp.	7,637	337,250
Marathon Oil Corp.	24,030	341,707
Marathon Petroleum Corp.	14,312	854,999
Newfield Exploration Co. (a)	4,811	148,131
Noble Energy, Inc.	13,755	383,352
Occidental Petroleum Corp.	21,615	1,395,680
Phillips 66	12,165	1,107,988
Pioneer Natural Resources Co.	4,663	697,911
Range Resources Corp.	5,744	104,024
Valero Energy Corp.	12,486	985,020
		29,895,877
Oil & Gas Services – 0.7%
Baker Hughes a GE Co.	12,101	380,335
Halliburton Co.	24,535	1,048,626
National Oilwell Varco, Inc.	10,744	367,337
Schlumberger Ltd.	39,282	2,514,048
TechnipFMC PLC (a)	12,416	340,074
		4,650,420

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Packaging & Containers – 0.2%
Ball Corp.	9,945	$426,939
Packaging Corp. of America	2,667	310,092
Sealed Air Corp.	5,101	225,617
WestRock Co.	7,181	440,411
		1,403,059
Pharmaceuticals – 5.8%
AbbVie, Inc.	45,066	4,067,206
Allergan PLC	9,278	1,644,340
AmerisourceBergen Corp.	4,359	335,425
Bristol-Myers Squibb Co.	46,362	2,858,681
Cardinal Health, Inc.	8,946	553,757
Eli Lilly & Co.	27,391	2,244,419
Express Scripts Holding Co. (a)	16,328	1,000,743
Johnson & Johnson	75,879	10,578,291
McKesson Corp.	5,793	798,739
Merck & Co., Inc.	77,325	4,259,834
Mylan NV (a)	15,161	541,399
Perrigo Co PLC	3,750	303,713
Pfizer, Inc.	168,716	5,915,183
Zoetis, Inc.	13,875	885,503
		35,987,233
Pipelines – 0.4%
Kinder Morgan, Inc.	54,379	984,803
ONEOK, Inc.	10,740	582,860
Williams Cos., Inc.	23,370	666,045
		2,233,708
Real Estate – 0.1%
CBRE Group, Inc. – Class A (a)	9,029	355,020

Retail – 5.3%
Advance Auto Parts, Inc.	1,921	157,022
AutoZone, Inc. (a)	792	466,884
Best Buy Co., Inc.	7,501	419,906
CarMax, Inc. (a)	5,181	389,093
Chipotle Mexican Grill, Inc. (a)	779	211,810

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Retail – 5.3% (Continued)
Costco Wholesale Corp.	12,399	$1,997,231
CVS Health Corp.	28,214	1,933,505
Darden Restaurants, Inc.	3,544	291,565
Dollar General Corp.	7,365	595,387
Dollar Tree, Inc. (a)	6,696	611,010
Foot Locker, Inc.	3,427	103,084
Gap, Inc.	6,339	164,751
Genuine Parts Co.	4,151	366,243
Home Depot, Inc.	33,326	5,524,784
Kohl’s Corp.	4,766	199,028
L Brands, Inc.	7,055	303,647
Lowe’s Cos., Inc.	23,867	1,908,167
Macy’s, Inc.	8,313	155,952
McDonald’s Corp.	22,899	3,822,072
Nordstrom, Inc.	3,485	138,180
O’Reilly Automotive, Inc. (a)	2,488	524,844
PVH Corp.	2,158	273,656
Ross Stores, Inc.	11,002	698,517
Signet Jewelers Ltd.	1,471	96,453
Starbucks Corp.	40,188	2,203,910
Tapestry, Inc.	7,989	327,150
Target Corp.	15,441	911,637
Tiffany & Co.	2,699	252,680
TJX Cos., Inc.	17,506	1,221,919
Tractor Supply Co.	3,535	213,019
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,534	309,546
Walgreens Boots Alliance, Inc.	25,884	1,715,333
Wal-Mart Stores, Inc.	41,381	3,612,975
Yum! Brands, Inc.	9,747	725,664
		32,846,624
Savings & Loans – 0.0% (b)
People’s United Financial, Inc.	9,735	181,655

Semiconductors – 4.0%
Advanced Micro Devices, Inc. (a)	23,785	261,278
Analog Devices, Inc.	10,394	948,972

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Semiconductors – 4.0% (Continued)
Applied Materials, Inc.	29,657	$1,673,545
Broadcom Ltd.	9,611	2,536,439
Intel Corp.	132,845	6,043,119
KLA-Tencor Corp.	4,434	482,818
Lam Research Corp.	4,593	957,962
Microchip Technology, Inc.	6,579	623,689
Micron Technology, Inc. (a)	31,496	1,395,588
NVIDIA Corp.	16,962	3,507,911
Qorvo, Inc. (a)	3,680	278,981
QUALCOMM, Inc.	41,768	2,130,586
Skyworks Solutions, Inc.	5,194	591,389
Texas Instruments, Inc.	27,989	2,706,256
Xilinx, Inc.	7,028	517,893
		24,656,426
Software – 5.9%
Activision Blizzard, Inc.	21,342	1,397,688
Adobe Systems, Inc. (a)	13,949	2,443,307
Akamai Technologies, Inc. (a)	4,267	222,951
ANSYS, Inc. (a)	2,396	327,557
Autodesk, Inc. (a)	6,197	774,377
CA, Inc.	8,932	289,218
Cadence Design System, Inc. (a)	7,399	319,341
Cerner Corp. (a)	9,020	609,030
Citrix Systems, Inc. (a)	4,077	336,801
Electronic Arts, Inc. (a)	8,728	1,043,869
Fidelity National Information Services, Inc.	9,398	871,758
Fiserv, Inc. (a)	5,950	770,108
Intuit, Inc.	6,881	1,039,169
Microsoft Corp.	217,749	18,112,362
Oracle Corp.	85,372	4,345,435
Paychex, Inc.	9,043	576,853
Red Hat, Inc. (a)	5,017	606,204
Salesforce.com, Inc. (a)	19,302	1,975,367
Synopsys, Inc. (a)	4,247	367,450
		36,428,845

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.6% (Continued)

Telecommunications – 2.8%
AT&T, Inc.	173,583	$5,841,068
CenturyLink, Inc.	27,469	521,636
Cisco Systems, Inc.	141,356	4,827,307
Juniper Networks, Inc.	10,752	266,972
Motorola Solutions, Inc.	4,598	416,303
Verizon Communications, Inc.	115,327	5,520,704
		17,393,990
Textiles – 0.1%
Mohawk Industries, Inc. (a)	1,670	437,139

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	3,218	297,955
Mattel, Inc.	8,337	117,718
		415,673
Transportation – 1.6%
CH Robinson Worldwide, Inc.	3,967	311,528
CSX Corp.	25,820	1,302,103
Expeditors International of Washington, Inc.	5,110	298,322
FedEx Corp.	6,944	1,568,025
JB Hunt Transport Services, Inc.	2,465	262,251
Kansas City Southern	2,980	310,576
Norfolk Southern Corp.	8,021	1,054,120
Union Pacific Corp.	22,628	2,620,096
United Parcel Service, Inc. – Class B	19,472	2,288,544
		10,015,565
Water – 0.1%
American Water Works Co., Inc.	5,040	442,310
TOTAL COMMON STOCKS
(Cost $513,172,988)		601,067,737

REAL ESTATE INVESTMENT TRUSTS – 2.9%
Alexandria Real Estate Equities, Inc.	2,687	333,080
American Tower Corp.	12,133	1,743,148
Apartment Investment & Management Co.	4,525	199,009
AvalonBay Communities, Inc.	3,989	723,325

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 2.9% (Continued)
Boston Properties, Inc.	4,459	$540,342
Crown Castle International Corp.	11,486	1,229,921
Digital Realty Trust, Inc.	5,785	685,175
Duke Realty Corp.	10,093	287,449
Equinix, Inc.	2,203	1,021,090
Equity Residential	10,632	715,108
Essex Property Trust, Inc.	1,871	491,007
Extra Space Storage, Inc.	3,618	295,193
Federal Realty Investment Trust	2,100	253,092
GGP, Inc.	17,704	344,520
HCP, Inc.	13,578	350,856
Host Hotels & Resorts, Inc.	21,686	424,178
Iron Mountain, Inc.	7,475	299,000
Kimco Realty Corp.	12,211	221,752
Macerich Co.	3,278	178,979
Mid-America Apartment Communities, Inc.	3,328	340,621
Prologis, Inc.	15,036	971,025
Public Storage	4,231	876,875
Realty Income Corp.	7,748	415,835
Regency Centers Corp.	4,402	270,943
SBA Communications Corp. (a)	3,364	528,753
Simon Property Group, Inc.	8,788	1,365,040
SL Green Realty Corp.	2,963	283,500
UDR, Inc.	7,772	301,476
Ventas, Inc.	10,338	648,709
Vornado Realty Trust	4,874	364,868
Welltower, Inc.	10,835	725,512
Weyerhaeuser Co.	21,286	764,380
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $17,591,030)		18,193,761

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (c)	590,064	$590,064
TOTAL SHORT-TERM INVESTMENTS
(Cost $590,064)		590,064

TOTAL INVESTMENTS
(Cost $531,354,082) – 99.6%		619,851,562
Other Assets in Excess of Liabilities – 0.4%		2,293,513
TOTAL NET ASSETS – 100.0%		$622,145,075

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 90.9%

Aerospace/Defense – 1.4%
Curtiss-Wright Corp.	9,732	$1,150,809
Esterline Technologies Corp. (a)	5,816	551,648
KLX, Inc. (a)	11,339	622,057
Orbital ATK, Inc.	12,702	1,688,477
Teledyne Technologies, Inc. (a)	7,791	1,324,158
		5,337,149
Airlines – 0.4%
JetBlue Airways Corp. (a)	72,522	1,388,796

Apparel – 0.6%
Carter’s, Inc.	10,547	1,020,211
Deckers Outdoor Corp. (a)	7,056	481,502
Skechers U.S.A, Inc. – Class A (a)	29,521	942,310
		2,444,023
Auto Parts & Equipment – 0.4%
Cooper Tire & Rubber Co.	11,508	377,462
Dana, Inc.	31,902	972,692
		1,350,154
Banks – 8.3%
Associated Banc-Corp.	33,371	844,286
BancorpSouth, Inc.	18,667	589,877
Bank of Hawaii Corp.	9,406	767,624
Bank of the Ozarks, Inc.	26,775	1,248,250
Cathay General Bancorp	16,745	699,941
Chemical Financial Corp.	15,687	826,548
Commerce Bancshares, Inc.	19,718	1,146,799
Cullen Frost Bankers, Inc.	12,888	1,269,468
East West Bancorp, Inc.	31,858	1,906,383
First Horizon National Corp.	51,629	969,076
FNB Corp/PA	71,271	961,446
Fulton Financial Corp.	38,574	702,047
Hancock Holding Co.	18,686	910,943
Home BancShares, Inc.	34,848	783,383
International Bancshares Corp.	11,943	484,886
MB Financial, Inc.	18,485	849,201

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Banks – 8.3% (Continued)
PacWest Bancorp	28,557	$1,379,874
Pinnacle Financial Partners, Inc.	16,265	1,076,743
Prosperity Bancshares, Inc.	15,322	1,007,881
Signature Bank (a)	12,122	1,575,981
SVB Financial Group (a)	11,619	2,547,814
Synovus Financial Corp.	26,791	1,255,158
TCF Financial Corp.	37,843	689,499
Texas Capital Bancshares, Inc. (a)	10,937	941,129
Trustmark Corp.	14,937	492,025
UMB Financial Corp.	9,704	713,535
Umpqua Holdings Corp.	48,556	993,456
United Bankshares, Inc.	23,144	832,027
Valley National Bancorp	58,205	669,358
Webster Financial Corp.	20,302	1,116,407
Wintrust Financial Corp.	12,306	1,000,355
		31,251,400
Beverages – 0.1%
The Boston Beer Co., Inc. (a)	1,967	350,224

Biotechnology – 1.2%
Bio-Rad Laboratories, Inc. – Class A (a)	4,435	974,769
Bioverativ, Inc. (a)	23,849	1,347,468
Charles River Laboratories International, Inc. (a)	10,494	1,220,347
United Therapeutics Corp. (a)	9,579	1,135,974
		4,678,558
Building Materials – 1.2%
Cree, Inc. (a)	21,539	768,942
Eagle Materials, Inc.	10,694	1,128,966
Lennox International, Inc.	8,371	1,599,949
Louisiana-Pacific Corp. (a)	31,927	867,776
		4,365,633
Chemicals – 3.2%
Ashland Global Holdings, Inc.	13,759	935,337
Cabot Corp.	13,721	836,432
Minerals Technologies, Inc.	7,738	556,362

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Chemicals – 3.2% (Continued)
NewMarket Corp.	2,039	$816,395
Olin Corp.	36,659	1,339,153
PolyOne Corp.	18,035	830,872
RPM International, Inc.	29,444	1,570,249
Sensient Technologies Corp.	9,672	735,556
The Chemours Co.	40,748	2,306,744
Valvoline, Inc.	44,678	1,073,166
Versum Materials, Inc.	23,989	1,009,457
		12,009,723
Coal – 0.2%
CONSOL Energy, Inc. (a)	45,653	736,383

Commercial Services – 3.9%
Aaron’s, Inc.	13,724	505,043
Adtalem Global Education, Inc.	13,688	505,772
Avis Budget Group, Inc. (a)	16,038	661,567
CoreLogic, Inc. (a)	18,663	875,295
Deluxe Corp.	10,662	742,608
Graham Holdings Co. – Class B	1,020	567,579
INC Research Holdings, Inc. (a)	12,394	708,317
Live Nation Entertainment, Inc. (a)	29,544	1,293,436
ManpowerGroup, Inc.	14,715	1,814,065
MarketAxess Holdings, Inc.	8,288	1,442,112
Rollins, Inc.	21,151	928,740
Sabre Corp.	45,989	899,545
Service Corp. International	41,284	1,463,931
Sotheby’s (a)	8,246	427,308
The Brink’s Co.	11,131	847,069
WEX, Inc. (a)	8,798	1,087,345
		14,769,732
Computers – 2.8%
3D Systems Corp. (a)	25,095	310,676
Brocade Communications Systems, Inc.	91,230	1,062,830
Convergys Corp.	20,568	529,215
Diebold Nixdorf, Inc.	16,650	321,345
DST Systems, Inc.	13,342	782,108
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Computers – 2.8% (Continued)
Fortinet, Inc. (a)	33,329	$1,313,496
Leidos Holdings, Inc.	31,341	1,959,439
MAXIMUS, Inc.	14,303	950,148
NCR Corp. (a)	26,790	859,691
NetScout Systems, Inc. (a)	19,743	560,701
Science Applications International Corp.	9,637	706,778
Teradata Corp. (a)	27,783	929,341
VeriFone Systems, Inc. (a)	24,660	470,513
		10,756,281
Cosmetics/Personal Care – 0.3%
Avon Products, Inc. (a)	97,008	221,178
Edgewell Personal Care Co. (a)	12,562	815,651
		1,036,829
Distribution/Wholesale – 0.6%
Pool Corp.	9,090	1,097,890
Watsco, Inc.	6,699	1,115,853
		2,213,743
Diversified Financial Services – 2.0%
Eaton Vance Corp.	25,353	1,279,566
Federated Investors, Inc. – Class B	21,026	653,278
Janus Henderson Group PLC	39,772	1,382,077
Legg Mason, Inc.	19,194	732,827
SEI Investments Co.	28,936	1,866,661
SLM Corp. (a)	95,155	1,007,691
Stifel Financial Corp.	15,062	798,738
		7,720,838
Electric – 2.7%
Black Hills Corp.	11,791	769,481
Great Plains Energy, Inc.	47,552	1,561,132
Hawaiian Electric Industries, Inc.	23,987	874,566
IDACORP, Inc.	11,111	1,022,545
MDU Resources Group, Inc.	43,064	1,177,800
NorthWestern Corp.	10,688	633,585
OGE Energy Corp.	44,034	1,622,213

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Electric – 2.7% (Continued)
PNM Resources, Inc.	17,563	$762,234
Westar Energy, Inc.	31,321	1,675,047
		10,098,603
Electrical Components & Equipment – 1.2%
Belden, Inc.	9,327	745,320
Energizer Holdings, Inc.	13,634	586,126
EnerSys	9,570	663,871
Hubbell, Inc.	12,062	1,517,641
Littelfuse, Inc.	5,008	1,046,672
		4,559,630
Electronics – 4.0%
Arrow Electronics, Inc. (a)	19,461	1,626,745
Avnet, Inc.	27,135	1,079,973
Coherent, Inc. (a)	5,431	1,426,778
Gentex Corp.	62,963	1,222,112
Jabil, Inc.	39,523	1,117,710
Keysight Technologies, Inc. (a)	40,873	1,825,797
Knowles Corp. (a)	19,716	326,497
National Instruments Corp.	23,594	1,061,730
SYNNEX Corp.	6,429	867,144
Tech Data Corp. (a)	7,651	709,783
Trimble, Inc. (a)	55,819	2,281,881
Vishay Intertechnology, Inc.	29,574	658,022
Woodward, Inc.	12,168	940,951
		15,145,123
Energy-Alternate Sources – 0.3%
First Solar, Inc. (a)	17,958	984,458

Engineering & Construction – 1.1%
AECOM (a)	34,554	1,211,463
Dycom Industries, Inc. (a)	6,853	601,899
EMCOR Group, Inc.	13,049	1,050,575
Granite Construction, Inc.	8,785	559,517
KBR, Inc.	30,843	605,448
		4,028,902

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Entertainment – 0.7%
Churchill Downs, Inc.	2,854	$595,202
Cinemark Holdings, Inc.	23,370	849,266
International Speedway Corp.	5,507	213,947
Six Flags Entertainment Corp.	17,547	1,101,776
		2,760,191
Environmental Control – 0.3%
Clean Harbors, Inc. (a)	11,468	613,653
MSA Safety, Inc.	7,494	595,773
		1,209,426
Food – 2.8%
Dean Foods Co.	20,047	195,458
Flowers Foods, Inc.	40,621	773,018
Hain Celestial Group, Inc. (a)	22,865	823,597
Ingredion, Inc.	15,805	1,981,157
Lamb Weston Holdings, Inc.	32,230	1,643,408
Lancaster Colony Corp.	4,297	538,070
Post Holdings, Inc. (a)	14,587	1,209,700
Sanderson Farms, Inc.	4,413	660,052
Snyder’s-Lance, Inc.	18,750	705,563
Sprouts Farmers Market, Inc. (a)	27,802	514,059
Tootsie Roll Industries, Inc.	4,225	150,410
TreeHouse Foods, Inc. (a)	12,610	837,052
United Natural Foods, Inc. (a)	11,160	432,673
		10,464,217
Forest Products & Paper – 0.2%
Domtar Corp.	13,801	653,063

Gas – 2.6%
Atmos Energy Corp.	23,387	2,040,282
National Fuel Gas Co.	18,854	1,094,475
New Jersey Resources Corp.	19,082	848,195
ONE Gas, Inc.	11,525	887,194
Southwest Gas Holdings, Inc.	10,492	864,436
UGI Corp.	38,228	1,829,592
Vectren Corp.	18,297	1,246,757

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Gas – 2.6% (Continued)
WGL Holdings, Inc.	11,294	$967,896
		9,778,827
Hand/Machine Tools – 0.7%
Kennametal, Inc.	17,788	776,447
Lincoln Electric Holdings, Inc.	13,660	1,252,212
Regal Beloit Corp.	9,834	798,029
		2,826,688
Healthcare-Products – 3.4%
ABIOMED, Inc. (a)	9,238	1,782,195
Bio-Techne Corp.	8,232	1,078,557
Globus Medical, Inc. (a)	15,921	507,402
Halyard Health, Inc. (a)	10,318	434,904
Hill-Rom Holdings, Inc.	14,527	1,172,474
LivaNova PLC (a)	9,561	706,558
Masimo Corp. (a)	10,536	924,639
NuVasive, Inc. (a)	11,202	635,489
STERIS PLC	18,727	1,747,791
Teleflex, Inc.	8,657	2,051,536
West Pharmaceutical Services, Inc.	16,317	1,654,544
		12,696,089
Healthcare-Services – 1.5%
Acadia Healthcare Co., Inc. (a)	18,010	564,794
HealthSouth Corp.	21,771	1,004,514
Lifepoint Health, Inc. (a)	8,845	425,887
MEDNAX, Inc. (a)	20,632	903,475
Molina Healthcare, Inc. (a)	9,698	657,815
Tenet Healthcare Corp. (a)	17,785	253,970
WellCare Health Plans, Inc. (a)	9,814	1,940,620
		5,751,075
Home Builders – 1.9%
CalAtlantic Group, Inc.	16,767	827,284
KB Home	18,376	504,054
NVR, Inc. (a)	676	2,218,206
Thor Industries, Inc.	10,783	1,468,860

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Home Builders – 1.9% (Continued)
Toll Brothers, Inc.	33,543	$1,544,320
TRI Pointe Group, Inc. (a)	33,370	590,315
		7,153,039
Home Furnishings – 0.2%
Tempur Sealy International, Inc. (a)	10,116	661,283

Household Products/Wares – 0.1%
Helen Of Troy Ltd. (a)	6,003	557,679

Housewares – 0.8%
Scotts Miracle-Gro Co. – Class A	9,016	898,174
Toro Co.	23,795	1,495,516
Tupperware Brands Corp.	11,219	659,116
		3,052,806
Insurance – 4.4%
Alleghany Corp. (a)	3,404	1,927,413
American Financial Group, Inc.	15,139	1,597,013
Aspen Insurance Holdings Ltd.	13,195	566,065
Brown & Brown, Inc.	25,587	1,275,256
CNO Financial Group, Inc.	37,269	893,338
First American Financial Corp.	24,414	1,328,610
Genworth Financial, Inc. (a)	110,060	364,299
Hanover Insurance Group, Inc.	9,345	919,361
Kemper Corp.	10,748	688,947
Mercury General Corp.	8,049	450,503
Old Republic International Corp.	54,072	1,097,121
Primerica, Inc.	9,897	875,884
Reinsurance Group of America, Inc.	14,221	2,124,333
RenaissanceRe Holdings Ltd.	8,882	1,228,913
WR Berkley Corp.	21,126	1,448,821
		16,785,877
Internet – 0.1%
Cars.com, Inc. (a)	15,781	375,903

Iron/Steel – 1.5%
Allegheny Technologies, Inc. (a)	24,008	604,521

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Iron/Steel – 1.5% (Continued)
Carpenter Technology Corp.	10,310	$513,335
Commercial Metals Co.	25,529	497,305
Reliance Steel & Aluminum Co.	16,075	1,235,203
Steel Dynamics, Inc.	52,891	1,968,074
United States Steel Corp.	38,512	975,124
		5,793,562
Leisure Time – 0.7%
Brunswick Corp.	19,563	990,866
Polaris Industries, Inc.	12,828	1,519,220
		2,510,086
Lodging – 0.2%
ILG, Inc.	23,412	694,634

Machinery-Construction & Mining – 0.6%
Oshkosh Corp.	16,500	1,510,740
Terex Corp.	18,727	882,229
		2,392,969
Machinery-Diversified – 3.0%
AGCO Corp.	14,540	997,008
Cognex Corp.	19,089	2,350,810
Graco, Inc.	12,347	1,627,211
IDEX Corp.	16,852	2,160,595
Nordson Corp.	11,194	1,418,168
Wabtec Corp.	18,836	1,440,954
Zebra Technologies Corp. (a)	11,710	1,358,243
		11,352,989
Media – 1.3%
AMC Networks, Inc. – Class A (a)	11,484	584,306
Cable One, Inc.	1,034	733,944
FactSet Research Systems, Inc.	8,650	1,642,375
John Wiley & Sons, Inc. – Class A	9,826	536,991
Meredith Corp.	8,704	461,312
TEGNA, Inc.	47,432	580,093
The New York Times Co.	27,718	529,414
		5,068,435

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Metal Fabricate/Hardware – 0.5%
The Timken Co.	15,104	$712,154
Valmont Industries, Inc.	4,981	791,481
Worthington Industries, Inc.	9,869	449,039
		1,952,674
Mining – 0.4%
Compass Minerals International, Inc.	7,458	489,245
Royal Gold, Inc.	14,407	1,211,773
		1,701,018
Miscellaneous Manufacturing – 1.9%
AptarGroup, Inc.	13,830	1,204,178
Carlisle Cos., Inc.	13,929	1,529,822
Crane Co.	11,171	928,533
Donaldson Co., Inc.	28,904	1,364,558
ITT, Inc.	19,404	905,003
Trinity Industries, Inc.	33,369	1,085,160
		7,017,254
Office Furnishings – 0.2%
Herman Miller, Inc.	13,186	443,049
HNI Corp.	9,722	332,687
		775,736
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.	41,163	565,580

Oil & Gas – 3.2%
Callon Petroleum Co. (a)	44,329	491,609
Diamond Offshore Drilling, Inc. (a)	14,221	237,917
Energen Corp. (a)	21,432	1,108,034
Ensco PLC	95,421	514,319
Gulfport Energy Corp. (a)	36,283	497,077
HollyFrontier Corp.	39,090	1,444,376
Matador Resources Co. (a)	21,231	563,683
Murphy Oil Corp.	35,769	956,821
Murphy USA, Inc. (a)	7,393	549,743
Nabors Industries Ltd.	63,018	354,791
Patterson-UTI Energy, Inc.	47,043	930,511

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Oil & Gas – 3.2% (Continued)
PBF Energy, Inc. – Class A	24,186	$700,668
QEP Resources, Inc. (a)	53,030	474,619
Rowan Cos Plc (a)	25,052	358,995
SM Energy Co.	22,570	481,418
Southwestern Energy Co. (a)	112,270	623,099
Transocean Ltd (a)	86,254	905,667
WPX Energy, Inc. (a)	87,726	989,549
		12,182,896
Oil & Gas Services – 0.6%
Core Laboratories NV	9,726	971,628
Dril-Quip, Inc. (a)	8,343	351,240
NOW, Inc. (a)	23,740	297,225
Oceaneering International, Inc.	21,668	438,127
Superior Energy Services, Inc. (a)	33,699	297,225
		2,355,445
Packaging & Containers – 1.0%
Bemis Co., Inc.	20,022	901,391
Greif, Inc.	5,697	316,354
Owens-Illinois, Inc. (a)	35,914	857,986
Silgan Holdings, Inc.	16,297	476,687
Sonoco Products Co.	21,917	1,135,081
		3,687,499
Pharmaceuticals – 1.0%
Akorn, Inc. (a)	20,658	672,831
Catalent, Inc. (a)	28,963	1,233,534
Endo International PLC (a)	44,312	282,711
Mallinckrodt PLC (a)	21,428	678,625
Owens & Minor, Inc.	13,500	331,695
Prestige Brands Holdings, Inc. (a)	11,686	548,073
		3,747,469
Real Estate – 0.5%
Alexander & Baldwin, Inc.	10,189	460,950
Jones Lang LaSalle, Inc.	9,996	1,294,382
		1,755,332

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Retail – 4.8%
American Eagle Outfitters, Inc.	37,087	$482,873
AutoNation, Inc. (a)	14,395	682,323
Bed Bath & Beyond, Inc.	31,778	632,382
Big Lots, Inc.	9,749	500,221
Brinker International, Inc.	10,789	331,438
Buffalo Wild Wings, Inc. (a)	3,418	404,007
Casey’s General Stores, Inc.	8,431	965,940
Copart, Inc. (a)	44,185	1,603,474
Cracker Barrel Old Country Store, Inc.	5,301	827,645
Dick’s Sporting Goods, Inc.	18,666	456,757
Dillard’s, Inc. – Class A	4,632	235,306
Domino’s Pizza, Inc.	9,643	1,764,669
Dunkin’ Brands Group, Inc.	19,898	1,175,375
GameStop Corp. – Class A	22,328	417,310
HSN, Inc.	7,046	265,634
Jack in the Box, Inc.	6,488	671,573
Michaels Cos., Inc. (a)	24,343	472,741
MSC Industrial Direct Co., Inc.	9,945	824,440
Nu Skin Enterprises, Inc. – Class A	10,973	697,992
Office Depot, Inc.	114,307	354,352
Papa John’s International, Inc.	5,862	398,909
Sally Beauty Holdings, Inc. (a)	28,968	501,436
Texas Roadhouse, Inc.	14,409	720,594
The Cheesecake Factory, Inc.	9,639	431,249
The Wendy’s Co.	41,404	629,755
Urban Outfitters, Inc. (a)	17,921	439,423
Williams-Sonoma, Inc.	17,575	906,870
World Fuel Services Corp.	15,102	419,836
		18,214,524
Savings & Loans – 0.9%
New York Community Bancorp, Inc.	107,835	1,354,408
Sterling Bancorp	49,524	1,240,576
Washington Federal, Inc.	19,569	681,001
		3,275,985

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Semiconductors – 2.7%
Cirrus Logic, Inc. (a)	14,068	$787,808
Cypress Semiconductor Corp.	73,313	1,162,744
Integrated Device Technology, Inc. (a)	29,424	914,204
IPG Photonics Corp. (a)	8,308	1,768,856
Microsemi Corp. (a)	25,462	1,358,907
Monolithic Power Systems, Inc.	8,395	1,021,419
Silicon Laboratories, Inc. (a)	9,381	890,257
Synaptics, Inc. (a)	7,431	275,839
Teradyne, Inc.	43,621	1,870,905
		10,050,939
Shipbuilding – 0.5%
Huntington Ingalls Industries, Inc.	8,706	2,027,018

Software – 5.8%
ACI Worldwide, Inc. (a)	26,028	626,754
Acxiom Corp. (a)	17,561	441,835
Allscripts Healthcare Solutions, Inc. (a)	39,824	536,828
Blackbaud, Inc.	10,597	1,073,476
Broadridge Financial Solutions, Inc.	25,682	2,206,597
CDK Global, Inc.	29,042	1,845,910
CommVault Systems, Inc. (a)	9,334	485,835
Dun & Bradstreet Corp.	8,149	952,048
Fair Isaac Corp.	6,754	980,411
j2 Global, Inc.	10,658	790,184
Jack Henry & Associates, Inc.	17,075	1,880,470
Manhattan Associates, Inc. (a)	15,198	636,188
Medidata Solutions, Inc. (a)	12,900	970,467
MSCI, Inc.	17,284	2,028,450
PTC, Inc. (a)	25,491	1,693,877
Take-Two Interactive Software, Inc. (a)	20,728	2,293,553
Tyler Technologies, Inc. (a)	7,649	1,356,091
Ultimate Software Group, Inc. (a)	6,248	1,265,782
		22,064,756
Telecommunications – 1.5%
ARRIS International PLC (a)	38,921	1,109,248
Ciena Corp. (a)	31,259	664,879

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 90.9% (Continued)

Telecommunications – 1.5% (Continued)
Frontier Communications Corp.	17,317	$209,709
InterDigital, Inc.	7,654	561,421
LogMeIn, Inc.	11,616	1,406,117
Plantronics, Inc.	7,410	336,117
Telephone & Data Systems, Inc.	20,228	589,646
ViaSat, Inc. (a)	11,896	774,430
		5,651,567
Transportation – 1.9%
Genesee & Wyoming, Inc. (a)	13,566	973,767
Kirby Corp. (a)	11,849	839,502
Knight-Swift Transportation Holdings, Inc.	28,145	1,166,610
Landstar System, Inc.	9,244	912,845
Old Dominion Freight Line, Inc.	15,078	1,826,398
Ryder System, Inc.	11,683	947,258
Werner Enterprises, Inc.	9,880	352,222
		7,018,602
Trucking & Leasing – 0.1%
GATX Corp.	8,533	506,946

Water – 0.4%
Aqua America, Inc.	39,172	1,389,823
TOTAL COMMON STOCKS
(Cost $318,396,515)		343,706,083

REAL ESTATE INVESTMENT TRUSTS – 8.8%
American Campus Communities, Inc.	30,082	1,250,810
Camden Property Trust	20,378	1,859,289
CoreCivic, Inc.	26,058	642,590
CoreSite Realty Corp.	7,539	834,944
Corporate Office Properties Trust	21,932	700,289
Cousins Properties, Inc.	92,607	835,315
CyrusOne, Inc.	20,130	1,235,781
DCT Industrial Trust, Inc.	20,523	1,190,744
Douglas Emmett, Inc.	33,759	1,343,271
Education Realty Trust, Inc.	16,140	563,286

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 8.8% (Continued)
EPR Properties	14,131	$977,583
First Industrial Realty Trust, Inc.	26,425	816,004
Healthcare Realty Trust, Inc.	27,296	880,023
Highwoods Properties, Inc.	22,763	1,162,051
Hospitality Properties Trust	36,221	1,035,196
JBG SMITH Properties (a)	20,590	642,614
Kilroy Realty Corp.	21,689	1,544,907
Lamar Advertising Co. – Class A	18,437	1,298,702
LaSalle Hotel Properties	24,964	704,234
Liberty Property Trust	32,483	1,392,871
Life Storage, Inc.	10,267	829,779
Mack-Cali Realty Corp.	19,811	451,096
Medical Properties Trust, Inc.	80,280	1,062,104
National Retail Properties, Inc.	32,905	1,322,123
Omega Healthcare Investors, Inc.	43,491	1,255,150
Potlatch Corp.	8,954	463,817
Quality Care Properties, Inc. (a)	20,685	327,444
Rayonier, Inc.	28,422	852,092
Sabra Health Care REIT, Inc.	38,774	772,378
Senior Housing Properties Trust	52,378	963,755
Tanger Factory Outlet Centers, Inc.	20,938	476,339
Taubman Centers, Inc.	13,386	632,087
The GEO Group, Inc.	27,349	709,707
Uniti Group, Inc.	36,365	636,388
Urban Edge Properties	23,339	547,533
Washington Prime Group, Inc.	40,961	320,725
Weingarten Realty Investors	26,334	801,870
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $33,410,452)		33,334,891

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (b)	363,827	$363,827
TOTAL SHORT-TERM INVESTMENTS
(Cost $363,827)		363,827

TOTAL INVESTMENTS
(Cost $352,170,794) – 99.8%		377,404,801
Other Assets in Excess of Liabilities – 0.2%		747,908
TOTAL NET ASSETS – 100.0%		$378,152,709

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%

Airlines – 0.3%
American Airlines Group, Inc.	8,311	$389,121

Auto Manufacturers – 1.1%
PACCAR, Inc.	5,935	425,718
Tesla Motors, Inc. (a)	2,823	935,909
		1,361,627
Beverages – 0.5%
Monster Beverage Corp. (a)	9,549	553,174

Biotechnology – 7.6%
Alexion Pharmaceuticals, Inc. (a)	3,788	453,272
Amgen, Inc.	12,366	2,166,771
Biogen, Inc. (a)	3,588	1,118,236
BioMarin Pharmaceutical, Inc. (a)	2,948	242,001
Celgene Corp. (a)	13,260	1,338,862
Gilead Sciences, Inc.	22,076	1,654,817
Illumina, Inc. (a)	2,450	502,716
Incyte Corp. (a)	3,455	391,279
Regeneron Pharmaceuticals, Inc. (a)	1,786	719,079
Vertex Pharmaceuticals, Inc. (a)	4,271	624,548
		9,211,581
Commercial Services – 2.4%
Automatic Data Processing, Inc.	7,529	875,321
Cintas Corp.	1,757	261,863
PayPal Holdings, Inc. (a)	20,296	1,472,678
Verisk Analytics, Inc. (a)	2,794	237,630
		2,847,492
Computers – 13.6%
Apple, Inc.	87,529	14,795,902
Check Point Software Technologies Ltd. (a)	2,772	326,292
Cognizant Technology Solutions Corp. – Class A	9,951	752,992
Seagate Technology PLC	4,954	183,150
Western Digital Corp.	4,997	446,082
		16,504,418

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Distribution/Wholesale – 0.2%
Fastenal Co.	4,825	$226,630

Food – 2.2%
Mondelez International, Inc. – Class A	25,625	1,061,644
The Kraft Heinz Co.	20,645	1,596,478
		2,658,122
Healthcare-Products – 1.3%
DENTSPLY SIRONA, Inc.	3,889	237,501
Henry Schein, Inc. (a)	2,703	212,456
Hologic, Inc. (a)	4,669	176,722
IDEXX Laboratories, Inc. (a)	1,477	245,433
Intuitive Surgical, Inc. (a)	1,890	709,430
		1,581,542
Internet – 28.2%
Alphabet, Inc. – Class A (a)	5,045	5,211,687
Alphabet, Inc. – Class C (a)	5,893	5,991,059
Amazon.com, Inc. (a)	8,137	8,993,663
Baidu, Inc. – ADR (a)	4,667	1,138,468
Ctrip.com International Ltd. – ADR (a)	7,765	371,866
eBay, Inc. (a)	18,248	686,855
Expedia, Inc.	2,355	293,574
Facebook, Inc. – Class A (a)	40,166	7,232,290
JD.com, Inc. – ADR (a)	15,501	581,598
Liberty Ventures (a)	1,365	77,750
MercadoLibre, Inc.	744	178,791
Netflix, Inc. (a)	7,314	1,436,689
Symantec Corp.	10,382	337,415
The Priceline Group, Inc. (a)	828	1,583,103
		34,114,808
Leisure Time – 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	3,796	211,627

Lodging – 0.8%
Marriott International, Inc. – Class A	6,311	754,039
Wynn Resorts Ltd.	1,727	254,715
		1,008,754

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Media – 5.4%
Charter Communications, Inc. – Class A (a)	4,367	$1,459,320
Comcast Corp. – Class A	79,706	2,871,807
Discovery Communications, Inc. – Class A (a)	2,536	47,880
Discovery Communications, Inc. – Class C (a)	3,920	69,815
DISH Network Corp. – Class A (a)	3,782	183,578
Liberty Global PLC – Class A (a)	3,815	117,693
Liberty Global PLC – Class C (a)	10,091	301,620
Liberty Global Plc LiLAC – Class A (a)	838	18,201
Liberty Global Plc LiLAC – Class C (a)	2,031	44,682
Sirius XM Holdings, Inc.	79,056	430,065
Twenty First Century Fox, Inc. – Class B	13,496	343,473
Twenty-First Century Fox, Inc. – Class A	17,699	462,829
Viacom, Inc. – Class B	5,958	143,171
		6,494,134
Pharmaceuticals – 0.9%
Express Scripts Holding Co. (a)	9,783	599,600
Mylan NV (a)	8,960	319,962
Shire PLC – ADR	1,235	182,323
		1,101,885
Retail – 4.4%
Costco Wholesale Corp.	7,415	1,194,408
Dollar Tree, Inc. (a)	4,002	365,182
Liberty Interactive Corp. QVC Group – Class A (a)	7,140	162,221
O’Reilly Automotive, Inc. (a)	1,490	314,316
Ross Stores, Inc.	6,613	419,859
Starbucks Corp.	24,469	1,341,880
Tractor Supply Co.	2,199	132,512
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,048	211,476
Walgreens Boots Alliance, Inc.	18,131	1,201,541
		5,343,395
Semiconductors – 12.4%
Analog Devices, Inc.	6,206	566,608
Applied Materials, Inc.	18,101	1,021,440
Broadcom Ltd.	6,889	1,818,076
Intel Corp.	79,542	3,618,366

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Semiconductors – 12.4% (Continued)
KLA-Tencor Corp.	2,613	$284,530
Lam Research Corp.	2,748	573,150
Maxim Integrated Products, Inc.	4,732	248,619
Microchip Technology, Inc.	3,943	373,796
Micron Technology, Inc. (a)	18,875	836,351
NVIDIA Corp.	10,167	2,102,637
QUALCOMM, Inc.	24,956	1,273,006
Skyworks Solutions, Inc.	3,105	353,535
Texas Instruments, Inc.	16,797	1,624,102
Xilinx, Inc.	4,216	310,677
		15,004,893
Software – 14.1%
Activision Blizzard, Inc.	12,734	833,950
Adobe Systems, Inc. (a)	8,357	1,463,812
Akamai Technologies, Inc. (a)	2,918	152,465
Autodesk, Inc. (a)	3,733	466,476
CA, Inc.	7,138	231,128
Cerner Corp. (a)	5,605	378,450
Citrix Systems, Inc. (a)	2,581	213,216
Electronic Arts, Inc. (a)	5,239	626,584
Fiserv, Inc. (a)	3,562	461,030
Intuit, Inc.	4,331	654,068
Microsoft Corp.	130,515	10,856,238
NetEase, Inc. – ADR	1,283	361,703
Paychex, Inc.	6,004	382,995
		17,082,115
Telecommunications – 3.3%
Cisco Systems, Inc.	84,722	2,893,256
T-Mobile US, Inc. (a)	14,039	839,111
Vodafone Group PLC – ADR	7,873	228,160
		3,960,527
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	2,087	193,235
Mattel, Inc.	5,700	80,484
		273,719

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Transportation – 0.8%
CSX Corp.	15,478	$780,556
JB Hunt Trasport Services, Inc.	1,880	200,013
		980,569
TOTAL COMMON STOCKS
(Cost $97,829,463)		120,910,133

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (b)	114,173	114,173
TOTAL SHORT-TERM INVESTMENTS
(Cost $114,173)		114,173

TOTAL INVESTMENTS
(Cost $97,943,637) – 100.0%		121,024,306
Liabilities in Excess of Other Assets – 0.0% (c)		(45,058)
TOTAL NET ASSETS – 100.0%		$120,979,248

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2017.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.0%

Advertising – 0.3%
JCDecaux SA	1,036	$39,643
Publicis Groupe SA	2,948	192,165
		231,808
Aerospace/Defense – 2.5%
Airbus Group SE	7,757	792,886
Dassault Aviation SA	35	54,591
Leonardo SpA	5,382	92,972
MTU Aero Engines AG	716	120,726
Safran SA	4,133	435,359
Thales SA	1,409	146,861
Zodiac Aerospace	2,728	78,013
		1,721,408
Airlines – 0.2%
Deutsche Lufthansa AG	3,272	104,432
Ryanair Holdings PLC – ADR (a)	228	25,561
		129,993
Apparel – 3.0%
adidas AG – ADR	5,626	626,343
Christian Dior SE	145	49,784
Hermes International	442	229,398
LVMH Moet Hennessy Louis Vuitton SE	3,529	1,052,764
Moncler SpA	2,276	64,636
Puma SE	38	17,201
		2,040,126
Auto Manufacturers – 3.7%
Bayerische Motoren Werke AG	4,558	464,571
Daimler AG	13,689	1,136,764
Ferrari NV	1,789	214,435
Fiat Chrysler Automobiles NV (a)	15,471	267,438
Peugeot SA	6,255	148,382
Renault SA	2,438	241,789
Volkswagen AG – ADR	2,078	77,904
		2,551,283

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Auto Parts & Equipment – 1.8%
Cie Generale des Etablissements Michelin	2,511	$363,277
Continental AG	1,537	390,122
Faurecia	1,035	75,243
Hella GmbH & Co KGaA	626	37,670
Nokian Renkaat OYJ	1,896	86,951
Plastic Omnium SA	812	33,862
Valeo SA	3,350	226,721
		1,213,846
Banks – 13.5%
ABN AMRO Group NV (b)	4,946	152,762
Allied Irish Banks PLC	9,644	57,000
Alpha Bank AE (a)	19,267	38,378
Banca Mediolanum SpA	3,596	30,641
Banco Bilbao Vizcaya Argentaria SA – ADR	94,779	828,368
Banco BPM SpA (a)	21,545	75,140
Banco de Sabadell SA	79,611	159,411
Banco Santander SA – ADR	225,780	1,521,757
Bank of Ireland Group PLC (a)	12,916	101,224
Bankia SA	16,145	77,088
Bankinter SA	9,700	91,556
BNP Paribas SA – ADR	30,628	1,198,106
CaixaBank SA	51,021	238,797
Commerzbank AG (a)	14,775	202,483
Credit Agricole SA	16,144	281,704
Deutsche Bank AG	26,380	428,666
Erste Group Bank AG	4,049	173,991
Eurobank Ergasias SA (a)	25,064	20,466
FinecoBank Banca Fineco SpA	5,593	52,316
ING Groep NV – ADR	55,492	1,027,712
Intesa Sanpaolo SpA – ADR	30,385	613,959
Intesa Sanpaolo SpA – Savings Shares	13,142	41,455
KBC Groep NV	3,911	324,869
Mediobanca SpA	8,233	90,244
National Bank of Greece SA (a)	77,212	25,543
Natixis SA	11,867	93,058
Piraeus Bank SA (a)	4,018	11,561

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Banks – 13.5% (Continued)
Raiffeisen Bank International AG (a)	1,858	$64,734
Societe Generale SA	10,406	579,404
UniCredit SpA (a)	31,643	605,599
Unione di Banche Italiane SpA	13,950	65,519
		9,273,511
Beverages – 3.4%
Anheuser-Busch InBev SA/NV – ADR	10,809	1,327,129
Davide Campari-Milano SpA	7,976	63,921
Heineken Holding NV	1,380	128,117
Heineken NV	3,027	294,985
Pernod Ricard SA	3,007	450,973
Remy Cointreau SA	347	45,069
		2,310,194
Building Materials – 1.2%
Buzzi Unicem SpA	1,021	28,460
Buzzi Unicem SpA – Savings Shares	578	9,163
Cie de Saint-Gobain	7,032	412,510
HeidelbergCement AG	2,118	215,802
Imerys SA	523	47,635
Kingspan Group PLC	2,114	88,404
Titan Cement Co SA	621	14,988
		816,962
Chemicals – 6.4%
Air Liquide SA	5,957	758,434
Akzo Nobel NV	3,575	323,735
Arkema SA	990	125,065
BASF SE	13,004	1,418,128
Brenntag AG	2,179	123,395
Covestro AG (b)	1,587	152,252
Evonik Industries AG	2,155	78,521
FUCHS PETROLUB SE	486	24,204
K+S AG	2,687	65,166
Koninklijke DSM NV	2,498	213,113
LANXESS AG	1,290	100,798
Linde AG	2,643	570,790

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Chemicals – 6.4% (Continued)
OCI NV (a)	1,363	$32,333
Solvay SA – Class A	988	146,794
Symrise AG	1,705	132,689
Umicore SA	2,592	115,850
Wacker Chemie AG	218	34,015
		4,415,282
Commercial Services – 1.8%
Abertis Infraestructuras SA	8,883	192,151
Atlantia SpA	7,589	247,521
Bureau Veritas SA	3,613	96,777
Edenred	3,318	95,658
Groupe Eurotunnel SE	6,453	81,106
Randstad Holding NV	1,551	95,429
RELX NV	12,696	286,757
Wirecard AG	1,613	158,861
		1,254,260
Computers – 1.0%
Atos SE	1,290	200,454
Capgemini SE	2,196	266,928
Gemalto NV	1,151	45,559
Ingenico Group SA	780	75,721
Teleperformance	804	117,442
		706,104
Cosmetics/Personal Care – 3.2%
Beiersdorf AG	1,412	158,391
L’Oreal SA	3,416	760,212
Unilever NV	21,739	1,263,728
		2,182,331
Distribution/Wholesale – 0.1%
Rexel SA	4,230	75,511

Diversified Financial Services – 0.5%
Amundi SA (b)	703	59,599
Deutsche Boerse AG	2,657	274,465
		334,064

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Electric – 4.6%
A2A SpA	21,931	$37,681
E.ON SE	29,288	345,596
EDP – Energias de Portugal SA	32,607	116,340
EDP Renovaveis SA	2,159	17,856
Electricite de France SA	6,779	88,757
Endesa SA	4,468	102,269
Enel SpA	110,139	683,173
Engie SA	23,370	394,999
Fortum OYJ	6,231	132,316
Iberdrola SA	79,267	640,614
Innogy SE (b)	1,795	83,532
Red Electrica Corp. SA	6,093	134,922
RWE AG (a)	6,817	170,409
Terna Rete Elettrica Nazionale SpA	20,056	121,016
Uniper SE	2,798	78,613
		3,148,093
Electrical Components & Equipment – 1.7%
Legrand SA	3,770	280,045
OSRAM Licht AG	1,098	84,005
Philips Lighting NV (b)	1,161	43,986
Prysmian SpA	3,030	104,473
Schneider Electric SE	7,515	660,478
		1,172,987
Electronics – 0.8%
Koninklijke Philips NV	13,323	542,477

Energy-Alternate Sources – 0.1%
Siemens Gamesa Renewable Energy SA	3,158	45,799

Engineering & Construction – 2.3%
Acciona SA	360	29,820
ACS Actividades de Construccion y Servicios SA	3,480	137,237
Aena SME SA (b)	905	166,035
Aeroports de Paris	403	67,880
Boskalis Westminster	1,143	40,875
Bouygues SA	2,830	135,866

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Engineering & Construction – 2.3% (Continued)
Eiffage SA	1,019	$106,460
Ferrovial SA	6,847	148,747
Fraport AG Frankfurt Airport Services Worldwide	516	48,963
HOCHTIEF AG	275	48,530
Vinci SA	6,601	646,275
		1,576,688
Entertainment – 0.0% (c)
OPAP SA	2,964	33,214

Food – 2.6%
Carrefour SA	7,788	156,762
Casino Guichard Perrachon SA	803	45,866
Colruyt SA	931	47,619
Danone SA – ADR	41,523	682,638
Distribuidora Internacional de Alimentacion SA	8,643	42,285
Glanbia PLC	2,797	54,052
Jeronimo Martins SGPS SA	3,456	62,801
Kerry Group PLC – Class A	2,051	206,538
Kesko OYJ – Class B	945	48,269
Koninklijke Ahold Delhaize NV – ADR	18,280	343,828
METRO AG (a)	2,313	44,173
Parmalat SpA	2,704	10,237
Suedzucker AG	1,093	21,644
		1,766,712
Food Service – 0.3%
Elior Group SA (b)	1,859	52,794
Sodexo SA	1,226	156,020
		208,814
Forest Products & Paper – 0.5%
Stora Enso OYJ – Class R	8,083	126,450
UPM-Kymmene OYJ	7,572	227,562
		354,012
Gas – 0.7%
Enagas SA	3,202	92,239
Gas Natural SDG SA	4,339	92,847

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Gas – 0.7% (Continued)
Italgas SpA	6,908	$40,355
Rubis SCA	1,085	68,097
Snam SpA	33,605	171,689
		465,227
Healthcare-Products – 0.7%
Essilor International SA	2,880	364,663
QIAGEN NV	3,191	108,073
Sartorius Stedim Biotech	344	23,445
		496,181
Healthcare-Services – 1.4%
BioMerieux	564	44,241
Eurofins Scientific SE	134	83,820
Fresenius Medical Care AG & Co KGaA – ADR	6,043	292,360
Fresenius SE & Co KGaA	5,750	480,305
Orpea	586	70,206
		970,932
Holding Companies-Diversified – 0.3%
Ackermans & van Haaren NV	316	54,128
Bollore SA	13,931	67,344
Sofina SA	223	33,535
Wendel SA	414	69,830
		224,837
Home Furnishings – 0.1%
Rational AG	50	32,791
SEB SA	367	68,400
		101,191
Household Products/Wares – 0.4%
Henkel AG & Co. KGaA	1,661	209,347
Societe BIC SA	367	38,761
		248,108
Insurance – 6.4%
Aegon NV	25,642	151,376
Ageas	2,737	132,772

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Insurance – 6.4% (Continued)
Allianz SE – ADR	63,478	$1,485,411
ASR Nederland NV	1,669	68,434
Assicurazioni Generali SpA	18,591	338,695
AXA SA	26,868	811,536
CNP Assurances	2,300	53,516
Euler Hermes Group	223	25,875
Grupo Catalana Occidente SA	628	26,430
Hannover Rueck SE	849	106,461
Mapfre SA	14,224	46,542
Muenchener Rueckversicherungs-
Gesellschaft AG – Class R	1,902	425,495
NN Group NV	4,835	202,528
Poste Italiane SpA (b)	6,452	47,160
Sampo OYJ – Class A	6,676	349,789
SCOR SE	2,210	91,762
Talanx AG	534	20,972
UnipolSai Assicurazioni SpA	14,324	32,636
Vienna Insurance Group AG
Wiener Versicherung Gruppe	538	15,771
		4,433,161
Internet – 0.3%
Iliad SA	344	85,892
United Internet AG	1,659	104,953
		190,845
Investment Companies – 0.3%
Corp. Financiera Alba SA	243	14,252
EXOR NV	1,519	97,406
Groupe Bruxelles Lambert SA	1,024	109,953
		221,611
Iron/Steel – 0.7%
Acerinox SA	1,972	28,335
ArcelorMittal (a)	8,540	244,865
ThyssenKrupp AG	6,003	160,165
Voestalpine AG	1,603	88,200
		521,565

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Lodging – 0.2%
Accor SA	2,459	$122,695

Machinery-Diversified – 1.4%
Alstom SA	2,152	87,085
ANDRITZ AG	1,016	57,446
CNH Industrial NV	13,646	174,374
GEA Group AG	2,497	120,403
KION Group AG	998	79,877
Kone OYJ – Class B	5,386	291,547
MAN SE	494	54,597
Metso OYJ	1,487	54,060
Zardoya Otis SA	2,612	28,296
		947,685
Media – 1.6%
Altice NV – Class A (a)	9,012	170,009
Altice NV – Class B (a)	1,207	22,763
Axel Springer SE	631	42,558
Lagardere SCA	1,612	53,093
Mediaset Espana Comunicacion SA	2,552	27,741
Mediaset SpA (a)	4,986	18,318
ProSiebenSat.1 Media SE	3,246	113,225
RTL Group SA	540	40,062
Telenet Group Holding NV (a)	678	46,897
Vivendi SA	15,166	376,730
Wolters Kluwer NV	4,105	201,214
		1,112,610
Metal Fabricate/Hardware – 0.1%
Tenaris SA – ADR	3,436	93,631

Miscellaneous Manufacturing – 2.5%
Siemens AG – ADR	21,558	1,552,607
Wartsila OYJ Abp	2,189	141,007
		1,693,614
Oil & Gas – 4.4%
Eni SpA – ADR	17,793	580,942
Galp Energia SGPS SA	7,327	136,216

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Oil & Gas – 4.4% (Continued)
Hellenic Petroleum SA	946	$8,353
Motor Oil Hellas Corinth Refineries SA	779	18,647
Neste OYJ	1,796	100,064
OMV AG	2,019	121,307
Repsol SA	16,340	306,156
TOTAL SA – ADR	31,693	1,765,951
		3,037,636
Oil & Gas Services – 0.3%
Saipem SpA (a)	8,103	34,055
TechnipFMC PLC (a)	6,520	177,263
		211,318
Packaging & Containers – 0.1%
Huhtamaki OYJ	1,469	62,594

Pharmaceuticals – 5.3%
Bayer AG – ADR	46,996	1,528,780
Grifols SA	4,669	146,165
Ipsen SA	490	59,246
Merck KGaA	1,839	196,843
Orion OYJ – Class B	1,431	58,675
Recordati SpA	1,425	66,247
Sanofi – ADR	31,121	1,471,401
UCB SA	1,695	123,381
		3,650,738
Pipelines – 0.1%
Koninklijke Vopak NV	938	40,619

Private Equity – 0.1%
Eurazeo SA	618	57,453

Real Estate – 0.9%
Deutsche Wohnen SE	4,989	212,495
LEG Immobilien AG	891	90,503
Vonovia SE	6,895	303,275
		606,273
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Retail – 2.1%
CECONOMY AG	2,313	$30,176
FF Group (a)	487	10,200
Fielmann AG	356	31,205
GrandVision NV (b)	706	17,624
HUGO BOSS AG	899	80,467
Industria de Diseno Textil SA	14,926	558,021
JUMBO SA	1,379	22,167
Kering	1,049	480,828
Luxottica Group SpA	2,247	128,882
Salvatore Ferragamo SpA	617	16,200
Zalando SE (a) (b)	1,480	74,053
		1,449,823
Semiconductors – 2.1%
ASML Holding NV	4,463	804,762
Infineon Technologies AG	16,058	439,665
STMicroelectronics NV	8,894	209,275
		1,453,702
Software – 3.1%
Amadeus IT Holding SA	5,886	399,380
Dassault Systemes SE	1,838	195,194
SAP SE – ADR	12,953	1,479,233
Ubisoft Entertainment SA (a)	1,077	82,172
		2,155,979
Telecommunications – 4.5%
Cellnex Telecom SA (b)	2,170	53,878
Deutsche Telekom AG	45,877	835,799
Elisa OYJ	2,030	81,793
Eutelsat Communications SA	2,465	61,763
Hellenic Telecommunications Organization SA	3,428	40,730
Koninklijke KPN NV	43,678	150,803
Nokia OYJ – ADR	80,828	395,249
Orange SA – ADR	27,115	444,686
Proximus SADP	1,972	65,490
SES SA	5,017	81,583
Telecom Italia SpA (a)	159,994	138,845
Telecom Italia SpA – Savings Shares	84,912	60,384

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 97.0% (Continued)

Telecommunications – 4.5% (Continued)
Telefonica Deutschland Holding AG	9,585	$48,713
Telefonica SA – ADR	62,977	655,591
Telekom Austria AG	1,975	18,524
		3,133,831
Transportation – 1.0%
bpost SA	1,416	39,941
Deutsche Post AG	13,552	620,707
		660,648
Water – 0.4%
Suez	5,162	90,796
Veolia Environnement SA	6,928	164,145
		254,941
TOTAL COMMON STOCKS
(Cost $59,698,781)		66,724,927

PREFERRED STOCKS – 1.8%

Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	763	66,588
Porsche Automobil Holding SE	2,149	155,978
Volkswagen AG	2,605	473,068
		695,634
Chemicals – 0.1%
FUCHS PETROLUB SE	982	55,129

Electric – 0.0% (c)
RWE AG	453	8,570

Electronics – 0.1%
Sartorius AG	490	45,668

Household Products/Wares – 0.5%
Henkel AG & Co. KGaA	2,480	348,104

Pharmaceuticals – 0.1%
Grifols SA – Class B	3,620	83,660
TOTAL PREFERRED STOCKS
(Cost $1,071,467)		1,236,765

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.1%
Fonciere Des Regions	561	$57,134
Gecina SA	632	102,551
ICADE	494	43,158
Klepierre	2,894	115,105
Merlin Properties Socimi SA	4,644	61,290
Unibail-Rodamco SE	1,405	351,626
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $733,085)		730,864

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (d)	44,641	44,641
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,641)		44,641

TOTAL INVESTMENTS
(Cost $61,547,974) – 100.0%		68,737,197
Other Assets in Excess of Liabilities – 0.0% (c)		22,991
TOTAL NET ASSETS – 100.0%		$68,760,188

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $903,675 or 0.01% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.1%

Australia – 4.3%
Amcor Ltd.	36,747	$445,490
BHP Billiton Ltd. – ADR	59,026	2,418,886
Caltex Australia Ltd.	7,261	190,390
Coca-Cola Amatil Ltd.	35,374	220,649
Fortescue Metals Group Ltd.	201,325	714,951
GPT Group	73,097	284,760
Mirvac Group	151,621	279,664
		4,554,790
Canada – 1.7%
BCE, Inc.	38,727	1,787,643

Finland – 1.3%
Kone OYJ – Class B	16,167	875,129
UPM-Kymmene OYJ	18,075	543,210
		1,418,339
France – 6.7%
Engie SA	137,737	2,328,026
Orange SA – ADR	92,698	1,520,247
Sanofi – ADR	41,818	1,977,155
Schneider Electric SE	14,754	1,296,698
		7,122,126
Germany – 2.7%
BASF SE	21,801	2,377,469
Evonik Industries AG	15,545	566,405
		2,943,874
Hong Kong – 4.9%
Chow Tai Fook Jewellery Group Ltd.	588,928	615,244
CK Infrastructure Holdings Ltd.	77,329	673,038
CLP Holdings Ltd.	77,568	788,964
Li & Fung Ltd.	556,226	280,202
NWS Holdings Ltd.	161,223	326,108
Power Assets Holdings Ltd.	214,498	1,858,649
Sun Art Retail Group Ltd.	273,739	276,497
WH Group Ltd. (b)	478,464	484,511
		5,303,213

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.1% (Continued)

Israel – 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	173,951	$259,747
Israel Chemicals Ltd.	45,569	189,976
Teva Pharmaceutical Industries Ltd. – ADR	48,988	676,035
		1,125,758
Italy – 0.2%
PRADA SpA	77,878	269,529

Japan – 10.6%
Bridgestone Corp.	20,962	993,669
Canon, Inc. – ADR	38,895	1,468,286
Daiichi Sankyo Co. Ltd.	18,982	434,046
Fuji Heavy Industries Ltd.	26,487	905,690
ITOCHU Corp.	48,003	835,055
Japan Airlines Co. Ltd.	12,237	416,492
Japan Tobacco, Inc.	52,380	1,726,115
JXTG Holdings, Inc.	75,125	385,321
Lawson, Inc.	3,120	203,052
Marubeni Corp.	46,550	309,787
NSK Ltd.	14,092	200,155
NTT DOCOMO, Inc. – ADR (a)	85,134	2,069,608
Oracle Corp. Japan	9,551	802,181
Sumitomo Corp.	40,096	576,024
		11,325,481
Jersey – 0.6%
WPP PLC – ADR	7,816	690,075

Netherlands – 0.6%
Koninklijke Ahold Delhaize NV – ADR	32,963	620,001

New Zealand – 0.2%
Meridian Energy Ltd.	126,779	247,251

Norway – 1.6%
Telenor ASA	78,895	1,675,843

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.1% (Continued)

Republic of Korea – 1.2%
POSCO – ADR	10,168	$742,061
SK Telecom Co. Ltd. – ADR	22,787	595,652
		1,337,713
Singapore – 1.2%
Hutchison Port Holdings Trust – Class U	774,896	333,205
Keppel Corp. Ltd.	51,752	284,748
Singapore Press Holdings Ltd.	78,423	155,339
Singapore Technologies Engineering Ltd.	116,910	298,472
StarHub Ltd.	111,069	214,299
		1,286,063
South Korea – 0.9%
KT&G Corp.	3,562	337,012
SK Innovation Co. Ltd.	3,220	589,191
		926,203
Spain – 2.6%
Endesa SA	58,100	1,329,868
Repsol SA	75,007	1,405,376
		2,735,244
Sweden – 1.1%
Telia Co. AB	250,241	1,158,295

Switzerland – 6.6%
ABB Ltd. – ADR	58,867	1,538,195
Novartis AG – ADR	25,312	2,090,265
Roche Holding AG – ADR	61,019	1,764,364
SGS SA	207	511,249
Swisscom AG	2,222	1,122,526
		7,026,599
United Kingdom – 7.7%
BT Group PLC – ADR	92,582	1,621,111
Centrica PLC	330,399	745,112
GlaxoSmithKline PLC – ADR	46,777	1,704,086
Imperial Brands PLC	42,989	1,753,121
Rio Tinto PLC – ADR	50,616	2,426,025
		8,249,455

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.1% (Continued)

United States – 37.4%
AbbVie, Inc.	30,930	$2,791,432
AT&T, Inc.	53,476	1,799,467
Caterpillar, Inc.	15,687	2,130,295
Cisco Systems, Inc.	65,003	2,219,852
Eaton Corp. PLC	12,110	969,042
Emerson Electric Co.	18,962	1,222,291
Ford Motor Co.	183,162	2,247,398
General Mills, Inc.	17,359	901,279
Gilead Sciences, Inc.	31,802	2,383,878
Intel Corp.	57,232	2,603,484
International Business Machines Corp.	13,670	2,106,000
Kellogg Co.	8,980	561,519
Kimberly-Clark Corp.	9,269	1,042,855
L Brands, Inc.	11,869	510,842
Las Vegas Sands Corp.	33,231	2,106,181
LyondellBasell Industries NV – Class A	15,660	1,621,280
Merck & Co., Inc.	31,748	1,748,997
Paychex, Inc.	9,921	632,861
Pfizer, Inc.	63,893	2,240,089
Procter & Gamble Co.	23,468	2,026,227
QUALCOMM, Inc.	35,468	1,809,223
Target Corp.	21,811	1,287,721
Valero Energy Corp.	16,462	1,298,687
VF Corp.	10,774	750,409
Williams Cos., Inc.	35,020	998,070
		40,009,379
TOTAL COMMON STOCKS
(Cost $97,500,638)		101,812,874

REAL ESTATE INVESTMENT TRUSTS – 4.6%

Australia – 1.0%
Dexus	35,965	268,928
Goodman Group	47,573	304,388
Vicinity Centres	228,364	463,163
		1,036,479

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 4.6% (Continued)

Singapore – 0.3%
CapitaLand Mall Trust	186,346	$276,149

United States – 3.3%
JBG SMITH Properties (a)	2,240	69,910
Public Storage	5,637	1,168,268
Simon Property Group, Inc.	12,464	1,936,033
Vornado Realty Trust	4,789	358,505
		3,532,716
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $4,944,342)		4,845,344

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (c)	123,862	123,862
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,862)		123,862

TOTAL INVESTMENTS
(Cost $102,568,842) – 99.8%		106,782,080
Other Assets in Excess of Liabilities – 0.2%		248,556
TOTAL NET ASSETS – 100.0%		$107,030,636

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $484,511 or 0.45% of net assets.

(c)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%

Advertising – 2.1%
Interpublic Group of Cos., Inc.	4,221	$81,254
Omnicom Group, Inc.	3,070	206,274
		287,528
Aerospace/Defense – 2.1%
Boeing Co.	1,103	284,552

Agriculture – 2.8%
Archer-Daniels-Midland Co.	6,283	256,786
Bunge Ltd.	1,805	124,148
		380,934
Airlines – 0.9%
Alaska Air Group, Inc.	1,155	76,265
Copa Holdings SA	376	46,319
		122,584
Apparel – 1.8%
Carter’s, Inc.	430	41,594
Michael Kors Holdings Ltd. (a)	2,141	104,502
Ralph Lauren Corp.	1,071	95,780
		241,876
Auto Manufacturers – 2.1%
Ford Motor Co.	23,364	286,676

Auto Parts & Equipment – 1.6%
Allison Transmission Holdings, Inc.	1,744	74,102
Lear Corp.	815	143,106
		217,208
Biotechnology – 4.2%
Amgen, Inc.	1,499	262,655
Gilead Sciences, Inc.	3,166	237,323
United Therapeutics Corp. (a)	571	67,715
		567,693
Building Materials – 0.6%
Owens Corning	1,061	87,734

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Chemicals – 3.0%
Huntsman Corp.	2,953	$94,555
LyondellBasell Industries NV – Class A	2,938	304,171
		398,726
Commercial Services – 1.7%
Graham Holdings Co. – Class B	35	19,476
H&R Block, Inc.	2,349	58,114
Live Nation Entertainment, Inc. (a)	1,981	86,728
Robert Half International, Inc.	1,149	59,484
		223,802
Computers – 7.9%
HP, Inc.	13,697	295,170
International Business Machines Corp.	1,840	283,471
NCR Corp. (a)	2,096	67,261
NetApp, Inc.	2,593	115,181
Teradata Corp. (a)	1,143	38,233
Western Digital Corp.	2,933	261,829
		1,061,145
Distribution/Wholesale – 0.8%
WW Grainger, Inc.	543	107,351

Diversified Financial Services – 1.9%
Alliance Data Systems Corp.	1,162	259,974

Electronics – 0.9%
Garmin Ltd.	1,344	76,084
Gentex Corp.	2,340	45,419
		121,503
Energy-Alternate Sources – 0.2%
First Solar, Inc. (a)	603	33,056

Engineering & Construction – 1.9%
AECOM (a)	2,492	87,369
Fluor Corp.	2,409	103,804
Jacobs Engineering Group, Inc.	1,113	64,788
		255,961

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Food – 0.3%
TreeHouse Foods, Inc. (a)	683	$45,338

Forest Products & Paper – 0.3%
Domtar Corp.	783	37,052

Hand/Machine Tools – 0.3%
Regal Beloit Corp.	553	44,876

Healthcare-Services – 0.4%
MEDNAX, Inc. (a)	1,093	47,862

Internet – 1.7%
Expedia, Inc.	1,199	149,467
F5 Networks, Inc. (a)	687	83,313
		232,780
Iron/Steel – 0.4%
United States Steel Corp.	1,993	50,463

Leisure Time – 2.9%
Harley-Davidson, Inc.	2,862	135,487
Royal Caribbean Cruises Ltd.	2,117	262,021
		397,508
Machinery-Construction & Mining – 0.5%
Oshkosh Corp.	697	63,817

Media – 3.4%
Discovery Communications, Inc. – Class A (a)	7,422	140,128
Scripps Networks Interactive, Inc. – Class A	1,274	106,099
TEGNA, Inc.	5,532	67,656
Viacom, Inc. – Class B	5,877	141,224
		455,107
Mining – 3.1%
Freeport-McMoRan, Inc. (a)	17,597	246,006
Newmont Mining Corp.	4,609	166,661
		412,667
Miscellaneous Manufacturing – 0.3%
Crane Co.	471	39,150

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Office/Business Equipment – 1.4%
Pitney Bowes, Inc.	3,317	$45,576
Xerox Corp.	4,955	150,186
		195,762
Oil & Gas – 2.3%
Valero Energy Corp.	3,857	304,279

Oil & Gas Services – 0.2%
Oceaneering International, Inc.	1,050	21,231

Pharmaceuticals – 4.2%
Express Scripts Holding Co. (a)	4,266	261,463
Mallinckrodt PLC (a)	1,969	62,358
McKesson Corp.	1,775	244,737
		568,558
Retail – 17.3%
Bed Bath & Beyond, Inc.	2,960	58,904
Best Buy Co., Inc.	3,767	210,877
CVS Health Corp.	3,428	234,921
Dick’s Sporting Goods, Inc.	1,544	37,782
Foot Locker, Inc.	1,612	48,489
GameStop Corp. – Class A	3,371	63,004
Gap, Inc.	4,674	121,477
Kohl’s Corp.	2,554	106,655
L Brands, Inc.	3,382	145,561
Liberty Interactive Corp. QVC Group – Class A (a)	7,266	165,083
Macy’s, Inc.	5,265	98,771
Michaels Cos., Inc. (a)	2,471	47,987
Nordstrom, Inc.	1,531	60,704
Signet Jewelers Ltd.	928	60,849
Target Corp.	4,716	278,433
Urban Outfitters, Inc. (a)	1,265	31,018
Walgreens Boots Alliance, Inc.	3,265	216,372
Wal-Mart Stores, Inc.	3,384	295,457
Williams-Sonoma, Inc.	905	46,698
		2,329,042

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Semiconductors – 11.7%
Applied Materials, Inc.	5,920	$334,066
Intel Corp.	7,592	345,360
KLA-Tencor Corp.	1,331	144,933
Lam Research Corp.	1,350	281,569
Marvell Technology Group Ltd.	2,956	54,597
Maxim Integrated Products, Inc.	1,849	97,146
Microsemi Corp. (a)	1,113	59,401
ON Semiconductor Corp. (a)	4,841	103,210
Skyworks Solutions, Inc.	1,438	163,731
		1,584,013
Software – 8.5%
CA, Inc.	4,070	131,787
Citrix Systems, Inc. (a)	1,294	106,897
Microsoft Corp.	3,586	298,284
Nuance Communications, Inc. (a)	3,587	52,872
Oracle Corp.	5,239	266,665
VMware, Inc. – Class A (a)	2,467	295,275
		1,151,780
Telecommunications – 3.8%
ARRIS International PLC (a)	3,146	89,661
Cisco Systems, Inc.	8,210	280,372
Juniper Networks, Inc.	5,482	136,118
		506,151
TOTAL COMMON STOCKS
(Cost $12,955,250)		13,425,739

REAL ESTATE INVESTMENT TRUSTS – 0.4%
Taubman Centers, Inc.	1,003	47,362
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $58,593)		47,362

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (b)	19,749	$19,749
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,749)		19,749

TOTAL INVESTMENTS
(Cost $13,033,592) – 100.0%		13,492,850
Other Assets in Excess of Liabilities – 0.0% (c)		558
TOTAL NET ASSETS – 100.0%		$13,493,408

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2017.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.2%

Aerospace/Defense – 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	2,138	$67,518
National Presto Industries, Inc.	146	17,068
		84,586
Apparel – 3.6%
Iconix Brand Group, Inc. (a)	5,167	8,474
Oxford Industries, Inc.	555	35,853
Perry Ellis International, Inc. (a)	676	15,744
Wolverine World Wide, Inc.	2,625	71,662
		131,733
Auto Manufacturers – 1.8%
Wabash National Corp.	2,911	65,498

Auto Parts & Equipment – 1.5%
Cooper-Standard Holdings, Inc. (a)	511	56,966

Biotechnology – 1.2%
AMAG Pharmaceuticals, Inc. (a)	2,817	44,227

Building Materials – 1.0%
Gibraltar Industries, Inc. (a)	1,149	38,204

Chemicals – 2.7%
Aceto Corp.	1,476	14,863
American Vanguard Corp.	806	18,135
Innophos Holdings, Inc.	707	34,594
Rayonier Advanced Materials, Inc.	2,359	33,899
		101,491
Commercial Services – 5.9%
American Public Education, Inc. (a)	661	13,220
Capella Education Co.	314	25,575
Cross Country Healthcare, Inc. (a)	1,097	14,974
LSC Communications, Inc.	4,306	69,671
Navigant Consulting, Inc. (a)	1,516	26,242
Resources Connection, Inc.	737	11,608
TrueBlue, Inc. (a)	2,118	57,398
		218,688

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.2% (Continued)

Computers – 2.3%
Electronics For Imaging, Inc. (a)	1,072	$33,082
TeleTech Holdings, Inc.	1,276	53,145
		86,227
Distribution/Wholesale – 4.4%
Anixter International, Inc. (a)	1,000	68,700
Essendant, Inc.	6,025	58,322
ScanSource, Inc. (a)	870	37,367
		164,389
Diversified Financial Services – 1.4%
WageWorks, Inc. (a)	792	50,490

Electrical Components & Equipment – 2.1%
Advanced Energy Industries, Inc. (a)	924	78,281

Electronics – 7.9%
Benchmark Electronics, Inc. (a)	1,992	61,652
Methode Electronics, Inc.	1,113	52,200
Plexus Corp. (a)	714	43,861
Sanmina Corp. (a)	1,951	63,847
TTM Technologies, Inc. (a)	4,576	72,209
		293,769
Energy-Alternate Sources – 1.3%
FutureFuel Corp.	1,872	28,417
REX American Resources Corp. (a)	235	20,722
		49,139
Engineering & Construction – 0.3%
Orion Group Holdings, Inc. (a)	1,557	11,210

Food – 1.9%
Sanderson Farms, Inc.	474	70,896

Healthcare-Products – 1.0%
AngioDynamics, Inc. (a)	1,165	19,770
Meridian Bioscience, Inc.	1,082	16,176
		35,946

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.2% (Continued)

Healthcare-Services – 1.5%
Magellan Health, Inc. (a)	637	$54,336

Home Builders – 2.3%
MDC Holdings, Inc.	2,316	85,785

Home Furnishings – 2.2%
Ethan Allen Interiors, Inc.	786	23,384
Select Comfort Corp. (a)	1,738	56,485
		79,869
Internet – 5.8%
Blucora, Inc. (a)	1,381	29,968
DHI Group, Inc. (a)	5,607	12,335
FTD Cos, Inc. (a)	1,625	17,550
New Media Investment Group, Inc.	3,074	49,092
NIC, Inc.	1,450	24,650
Perficient, Inc. (a)	1,140	22,173
QuinStreet, Inc. (a)	1,127	10,030
Shutterfly, Inc. (a)	1,130	48,251
		214,049
Leisure Time – 0.3%
Nautilus, Inc. (a)	858	11,154

Machinery-Diversified – 0.9%
Alamo Group, Inc.	324	34,182

Media – 4.1%
Gannett Co., Inc.	6,925	60,247
The EW Scripps Co. (a)	2,577	44,685
Time, Inc.	4,081	47,340
		152,272
Miscellaneous Manufacturing – 0.7%
Myers Industries, Inc.	1,167	25,207

Oil & Gas Services – 0.1%
Geospace Technologies Corp. (a)	255	3,830

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.2% (Continued)

Pharmaceuticals – 2.9%
Depomed, Inc. (a)	5,753	$27,844
Eagle Pharmaceuticals Inc/DE (a)	497	26,714
Lannett Co, Inc. (a)	2,580	51,342
		105,900
Retail – 20.8%
Ascena Retail Group, Inc. (a)	35,601	69,066
Barnes & Noble, Inc.	2,014	14,098
Big 5 Sporting Goods Corp.	1,182	7,506
Caleres, Inc.	1,875	51,244
Chico’s FAS, Inc.	6,385	51,016
DSW, Inc.	2,696	51,628
Express, Inc. (a)	4,555	30,837
Francesca’s Holdings Corp. (a)	1,773	11,471
Haverty Furniture Cos., Inc.	749	17,864
Hibbett Sports, Inc. (a)	1,523	19,494
Kirkland’s, Inc. (a)	688	8,050
La-Z-Boy, Inc.	1,688	45,492
Movado Group, Inc.	796	22,049
RH (a)	998	89,740
Ruth’s Hospitality Group, Inc.	917	19,349
Tailored Brands, Inc.	5,813	89,811
The Buckle, Inc.	3,003	49,399
The Cato Corp.	1,052	13,529
The Children’s Place, Inc.	542	58,970
The Finish Line, Inc.	2,222	20,598
Vera Bradley, Inc. (a)	1,373	9,886
Vitamin Shoppe, Inc. (a)	2,057	9,462
Zumiez, Inc. (a)	587	10,360
		770,919
Semiconductors – 6.4%
Cabot Microelectronics Corp.	588	56,842
DSP Group, Inc. (a)	427	5,722
Kulicke & Soffa Industries, Inc. (a)	1,640	37,146
MKS Instruments, Inc.	869	94,417

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.2% (Continued)

Semiconductors – 6.4% (Continued)
Nanometrics, Inc. (a)	572	$16,170
Rudolph Technologies, Inc. (a)	981	27,223
		237,520
Software – 4.9%
ManTech International Corp. VA	915	42,465
MicroStrategy, Inc. (a)	239	31,610
Progress Software Corp.	1,255	53,124
Quality Systems, Inc. (a)	2,178	30,645
Synchronoss Technologies, Inc. (a)	1,958	22,184
		180,028
Telecommunications – 0.2%
Spok Holdings, Inc.	410	6,950

Transportation – 0.5%
Roadrunner Transportation Systems, Inc. (a)	2,315	20,372
TOTAL COMMON STOCKS
(Cost $3,527,389)		3,564,113

REAL ESTATE INVESTMENT TRUSTS – 3.7%
CBL & Associates Properties, Inc.	8,596	67,392
Government Properties Income Trust	3,834	69,664
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $144,268)		137,056

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (b)	1,880	$1,880
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,880)		1,880

TOTAL INVESTMENTS
(Cost $3,673,537) – 100.0%		3,703,049
Liabilities in Excess of Other Assets – 0.0% (c)		(104)
TOTAL NET ASSETS – 100.0%		$3,702,945

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2017.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.4%

Australia – 6.7%
BHP Billiton Ltd. – ADR	1,430	$58,602
BlueScope Steel Ltd.	1,370	13,463
Caltex Australia Ltd.	320	8,391
Fortescue Metals Group Ltd.	13,744	48,808
Newcrest Mining Ltd.	984	16,877
Qantas Airways Ltd	3,834	18,046
South32 Ltd	8,580	22,130
		186,317
Austria – 1.2%
OMV AG	560	33,646

Canada – 3.1%
Barrick Gold Corp.	1,662	24,016
Magna International, Inc.	688	37,530
Teck Resources Ltd.	1,166	23,833
		85,379
Denmark – 3.8%
Novo Nordisk A/S – ADR	1,162	57,856
Pandora A/S	144	13,592
Vestas Wind Systems A/S	410	36,166
		107,614
Finland – 1.0%
UPM-Kymmene OYJ	962	28,911

France – 4.6%
Capgemini SE	196	23,824
Peugeot SA	2,532	60,064
Veolia Environnement SA	1,930	45,728
		129,616
Germany – 4.5%
Covestro AG (b)	374	35,880
Deutsche Lufthansa AG	1,264	40,343
ProSiebenSat.1 Media SE	595	20,755
RWE AG (a)	1,104	27,597
		124,575

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.4% (Continued)

Hong Kong – 1.9%
Galaxy Entertainment Group Ltd.	4,276	$29,105
WH Group Ltd. (b)	25,530	25,853
		54,958
Italy – 0.5%
GEDI Gruppo Editoriale SpA (a)	224	199
Saipem SpA (a)	3,352	14,088
		14,287
Japan – 43.2%
Asahi Glass Co. Ltd.	358	13,948
Asahi Kasei Corp.	2,038	24,537
Astellas Pharma, Inc. – ADR (a)	3,336	44,335
Bridgestone Corp.	936	44,370
Canon, Inc. – ADR	1,406	53,077
Central Japan Railway Co.	304	54,996
Daiichi Sankyo Co. Ltd.	788	18,019
Fuji Heavy Industries Ltd.	1,084	37,066
FUJIFILM Holdings Corp.	772	31,408
Haseko Corp.	804	11,596
Hitachi Construction Machinery Co. Ltd.	448	15,228
ITOCHU Corp.	3,488	60,677
Japan Airlines Co. Ltd.	514	17,494
KDDI Corp.	1,826	48,563
Koito Manufacturing Co. Ltd.	178	11,804
Kuraray Co. Ltd.	388	7,586
LIXIL Group Corp.	678	18,544
Mazda Motor Corp.	1,020	14,550
MINEBEA MITSUMI, Inc.	484	8,777
Mitsubishi Corp.	2,446	56,974
Mitsubishi Electric Corp.	2,244	38,119
Mitsubishi Motors Corp.	2,804	22,219
Mitsui Chemicals, Inc.	593	18,149
NEC Corp.	503	13,714
Nexon Co. Ltd.	480	12,833
NH Foods Ltd.	242	6,938
Nikon Corp.	896	16,887

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.4% (Continued)

Japan – 43.2% (Continued)
Nippon Steel & Sumitomo Metal Corp.	1,738	$41,285
Nippon Telegraph & Telephone Corp. – ADR	1,055	50,988
NTT DOCOMO, Inc. – ADR (a)	2,057	50,006
Omron Corp.	210	11,672
Osaka Gas Co. Ltd.	1,169	22,500
SCREEN Holdings Co. Ltd.	90	6,973
Sony Corp. – ADR	1,354	58,777
Sumitomo Chemical Co. Ltd.	4,666	32,583
Sumitomo Corp.	3,858	55,425
Sumitomo Metal Mining Co. Ltd.	461	18,066
Suzuki Motor Corp.	644	34,974
Taisei Corp.	290	15,991
Teijin Ltd.	358	7,534
Tokyo Electric Power Co Holdings, Inc.	12,114	49,434
Tosoh Corp.	598	12,822
Yamaha Motor Co. Ltd.	564	16,716
		1,208,154
Jersey – 1.0%
WPP PLC – ADR	313	27,635

Netherlands – 0.1%
Gemalto NV	90	3,562

Norway – 1.9%
Marine Harvest ASA	600	11,717
Telenor ASA	1,948	41,378
		53,095
Republic of Korea – 5.2%
Hanwha Chemical Corp.	386	10,491
Hyundai Mobis Co. Ltd.	110	26,166
Kia Motors Corp.	695	21,960
LG Uplus Corp.	698	8,006
Lotte Chemical Corp.	62	20,448
Samsung Electronics Co. Ltd.	24	58,996
		146,067

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.4% (Continued)

South Korea – 1.6%
KT&G Corp.	131	$12,395
SK Innovation Co. Ltd.	172	31,472
		43,867
Spain – 0.8%
ACS Actividades de Construccion y Servicios SA	410	16,169
Distribuidora Internacional de Alimentacion SA	1,332	6,516
		22,685
Sweden – 0.5%
Electrolux AB	404	14,284

Switzerland – 1.8%
ABB Ltd. – ADR	1,980	51,737

United Kingdom – 16.0%
Anglo American PLC	3,268	61,633
Barratt Developments PLC	1,228	10,675
Berkeley Group Holdings PLC	152	7,552
BT Group PLC – ADR	2,574	45,071
Capita PLC	1,298	9,034
Centrica PLC	14,852	33,494
Fiat Chrysler Automobiles NV (a)	4,636	80,140
Imperial Brands PLC	1,096	44,696
ITV PLC	5,910	12,912
Kingfisher PLC	2,070	8,594
Marks & Spencer Group PLC	2,484	11,352
Next PLC	216	14,117
Persimmon PLC	534	19,873
Rio Tinto PLC – ADR	1,240	59,433
Taylor Wimpey PLC	5,414	14,345
Wm Morrison Supermarkets PLC	4,296	12,792
		445,713
TOTAL COMMON STOCKS
(Cost $2,504,110)		2,782,102

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited) (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS – 0.1%
iShares MSCI EAFE ETF	50	$3,482
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,474)		3,482

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.950% (c)	1,776	1,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,776)		1,776

TOTAL INVESTMENTS
(Cost $2,509,360) – 99.6%		2,787,360
Other Assets in Excess of Liabilities – 0.4%		10,254
TOTAL NET ASSETS – 100.0%		$2,797,614

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $61,733 or 2.21% of net assets.

(c)	Rate disclosed is the seven day yield as of October 31, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2017 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot®	Trendpilot®	Trendpilot®
	750 ETF	450 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$619,851,562	$377,404,801	$121,024,306
Cash	2,793	176	—
Interest and Dividends Receivable	482,479	178,921	16,162
Receivable for Investment
Securities Sold	77,151,347	238,502,581	—
Receivable for Fund Shares Sold	27,680,220	60,035,400	—
Total Assets	725,168,401	676,121,879	121,040,468
LIABILITIES
Management Fees Payable	303,487	188,179	61,220
Payable for Fund Shares Redeemed	20,785,200	60,291,000	—
Payable for Investment
Securities Purchased	81,934,639	237,489,991	—
Total Liabilities	103,023,326	297,969,170	61,220
NET ASSETS	$622,145,075	$378,152,709	$120,979,248
NET ASSETS CONSIST OF:
Paid-in Capital	$559,704,820	$331,586,295	$109,285,319
Undistributed Accumulated
Net Investment Income	5,265,262	2,160,772	299,517
Accumulated Net
Realized Gain (Loss)	(31,322,487)	19,171,635	(11,686,257)
Net Unrealized Appreciation on:
Investments in Securities	88,497,480	25,234,007	23,080,669
Net Assets	$622,145,075	$378,152,709	$120,979,248
* Identified Cost:
Investments in Securities	$531,354,082	$352,170,794	$97,943,636
Net Asset Value (unlimited
shares authorized):
Net Assets	$622,145,075	$378,152,709	$120,979,248
Shares Outstanding (No Par Value)	22,450,000	12,550,000	4,100,000
Net Asset Value, Offering and
Redemption Price per Share	$27.71	$30.13	$29.51

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2017 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$68,737,197	$106,782,080	$13,492,850
Cash	—	40	—
Interest and Dividends Receivable	54,860	300,836	5,730
Receivable for Fund Shares Sold	1,528,005	—	—
Total Assets	70,320,062	107,082,968	13,498,580
LIABILITIES
Management Fees Payable	33,724	52,320	5,172
Payable for Investment
Securities Purchased	1,526,150	—	—
Total Liabilities	1,559,874	52,320	5,172
NET ASSETS	$68,760,188	$107,030,636	$13,493,408
NET ASSETS CONSIST OF:
Paid-in Capital	$61,186,227	$100,386,697	$13,048,974
Undistributed Accumulated
Net Investment Income	452,623	199,289	8,313
Accumulated Net
Realized Gain (Loss)	(69,908)	2,230,100	(23,137)
Net Unrealized Appreciation on:
Investments in Securities	7,191,246	4,214,550	459,258
Net Assets	$68,760,188	$107,030,636	$13,493,408
* Identified Cost:
Investments in Securities	$61,547,974	$102,568,842	$13,033,592
Net Asset Value (unlimited
shares authorized):
Net Assets	$68,760,188	$107,030,636	$13,493,408
Shares Outstanding (No Par Value)	2,250,000	3,550,000	500,000
Net Asset Value, Offering and
Redemption Price per Share	$30.56	$30.15	$26.99

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2017 (Unaudited)

		Pacer
	Pacer	Developed
	US Small	Markets
	Cap Cash	International
	Cows	Cash Cows
	100 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$3,703,049	$2,787,360
Foreign Currency, at Value*	—	844
Interest and Dividends Receivable	1,809	10,935
Total Assets	3,704,858	2,799,139
LIABILITIES
Management Fees Payable	1,913	1,525
Total Liabilities	1,913	1,525
NET ASSETS	$3,702,945	$2,797,614
NET ASSETS CONSIST OF:
Paid-in Capital	$3,686,735	$2,511,613
Undistributed Accumulated Net Investment Income	4,398	9,480
Accumulated Net Realized Loss	(17,700)	(1,380)
Net Unrealized Appreciation (Depreciation) on:
Investments in Securities	29,512	278,000
Foreign Currencies	—	(99)
Net Assets	$3,702,945	$2,797,614
* Identified Cost:
Investments in Securities	$3,673,537	$2,509,360
Foreign Currencies	—	855
Net Asset Value (unlimited shares authorized):
Net Assets	$3,702,945	$2,797,614
Shares Outstanding (No Par Value)	150,000	100,000
Net Asset Value, Offering and
Redemption Price per Share	$24.69	$27.98
The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2017 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot®	Trendpilot®	Trendpilot®
	750 ETF	450 ETF	100 ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $765, $1,344, and
$0, respectively)	$5,234,628	$2,563,561	$532,417
Interest	2,580	1,977	329
Total Investment Income	5,237,208	2,565,538	532,746
Expenses:
Management Fees	1,570,545	974,985	305,281
Total Expenses	1,570,545	974,985	305,281
Net Investment Income	3,666,663	1,590,553	227,465
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	1,456,600	(161,767)	132,189
In-Kind Redemptions	7,083,645	26,910,018	5,113
Total	8,540,245	26,748,251	137,302
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	32,414,412	(2,846,569)	10,742,995
Total	32,414,412	(2,846,569)	10,742,995
Net Realized and Unrealized
Gain on Investments	40,954,657	23,901,682	10,880,297
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$44,621,320	$25,492,235	$11,107,762

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2017 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF(1)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $94,832, $89,915 and
$0, respectively)	$609,772	$1,836,292	$201,349
Interest	—	—	75
Total Investment Income	609,772	1,836,292	201,424
Expenses:
Management Fees	148,145	276,292	28,657
Total Expenses	148,145	276,292	28,657
Net Investment Income	461,627	1,560,000	172,767
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(244,650)	(1,435,595)	(375,126)
In-Kind Redemptions	1,595,958	4,338,366	440,129
Foreign Currencies	1,289	57,361	—
Total	1,352,597	2,960,132	65,003
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	3,399,237	1,531,759	314,001
Foreign Currencies	(62)	(207)	—
Total	3,399,175	1,531,552	314,001
Net Realized and Unrealized
Gain on Investments	4,751,772	4,491,684	379,004
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$5,213,399	$6,051,684	$551,771

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2017 (Unaudited)

		Pacer
	Pacer	Developed
	US Small	Markets
	Cap Cash	International
	Cows	Cash Cows
	100 ETF(a)	100 ETF(a)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $0 and $1,713, respectively)	$20,990	$25,471
Interest	9	—
Total Investment Income	20,999	25,471
Expenses:
Management Fees	7,033	6,378
Total Expenses	7,033	6,378
Net Investment Income	13,966	19,093
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(17,700)	6,228
Foreign Currencies	—	(7,608)
Total	(17,700)	(1,380)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	29,512	278,000
Foreign Currencies	—	(99)
Total	29,512	277,901
Net Realized and Unrealized Gain on Investments	11,812	276,521
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$25,778	$295,614

(a)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS
Net Investment Income	$3,666,663	$5,745,979
Net Realized Gain on Investments	8,540,245	6,673,431
Change in Unrealized
Appreciation of Investments	32,414,412	53,023,376
Net Increase in Net Assets
Resulting from Operations	44,621,320	65,442,786

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(4,351,256)
Total Distributions to Shareholders	—	(4,351,256)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	142,128,955	78,013,750
Payments for Shares Redeemed	(20,785,200)	(48,373,550)
Transaction Fees (Note 1)	—	13
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	121,343,755	29,640,213
Net Increase in Net Assets	$165,965,075	$90,731,743

NET ASSETS
Beginning of Period	$456,180,000	$365,448,257
End of Period	$622,145,075	$456,180,000
Undistributed Accumulated
Net Investment Income	$5,265,262	$1,598,599

(a)	Summary of capital share transactions is as follows:

		Shares	Shares
	Subscriptions	5,300,000	3,250,000
	Redemptions	(750,000)	(2,050,000)
	Net Increase	4,550,000	1,200,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS
Net Investment Income	$1,590,553	$2,023,489
Net Realized Gain on Investments	26,748,251	6,213,725
Change in Unrealized
Appreciation (Depreciation) of Investments	(2,846,569)	24,359,494
Net Increase in Net Assets
Resulting from Operations	25,492,235	32,596,708

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(1,391,416)
Total Distributions to Shareholders	—	(1,391,416)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	146,002,540	134,728,500
Payments for Shares Redeemed	(74,772,150)	(34,312,200)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	71,230,390	100,416,300
Net Increase in Net Assets	$96,722,625	$131,621,592

NET ASSETS
Beginning of Period	$281,430,084	$149,808,492
End of Period	$378,152,709	$281,430,084
Undistributed Accumulated
Net Investment Income	$2,160,772	$570,219

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	5,000,000	5,050,000
	Redemptions	(2,500,000)	(1,300,000)
	Net Increase	2,500,000	3,750,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS
Net Investment Income	$227,465	$289,569
Net Realized Gain (Loss) on Investments	137,302	(1,261,535)
Change in Unrealized
Appreciation of Investments	10,742,995	13,440,533
Net Increase in Net Assets
Resulting from Operations	11,107,762	12,468,567

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(172,111)
Total Distributions to Shareholders	—	(172,111)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	36,175,010	25,020,200
Payments for Shares Redeemed	—	(33,309,025)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions (a)	36,175,010	(8,288,825)
Net Increase in Net Assets	$47,282,772	$4,007,631

NET ASSETS
Beginning of Period	$73,696,476	$69,688,845
End of Period	$120,979,248	$73,696,476
Undistributed Accumulated
Net Investment Income	$299,517	$72,052

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	1,300,000	1,100,000
	Redemptions	—	(1,550,000)
	Net Increase (Decrease)	1,300,000	(450,000)

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS
Net Investment Income	$461,627	$183,400
Net Realized Gain (Loss) on Investments	1,352,597	(1,657,904)
Change in Unrealized
Appreciation of Investments	3,399,175	3,789,571
Net Increase in Net Assets
Resulting from Operations	5,213,399	2,315,067

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	40,951,095	10,855,340
Payments for Shares Redeemed	(8,485,770)	(4,559,345)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	32,465,325	6,295,995
Net Increase in Net Assets	$37,678,724	$8,611,062

NET ASSETS
Beginning of Period	$31,081,464	$22,470,402
End of Period	$68,760,188	$31,081,464
Undistributed Accumulated
Net Investment Gain (Loss)	$452,623	$(9,004)

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	1,400,000	450,000
	Redemptions	(300,000)	(200,000)
	Net Increase	1,100,000	250,000

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	October 31, 2017	Year Ended
	(Unaudited)	April 30, 2017
OPERATIONS
Net Investment Income	$1,560,000	$1,021,488
Net Realized Gain on Investments	2,960,132	119,136
Change in Unrealized
Appreciation of Investments	1,531,552	2,465,195
Net Increase in Net Assets
Resulting from Operations	6,051,684	3,605,819

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(1,544,367)	(862,811)
Total Distributions to Shareholders	(1,544,367)	(862,811)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	69,309,720	73,947,045
Payments for Shares Redeemed	(36,850,500)	(12,074,900)
Transaction Fees (Note 1)	5,157	12,013
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	32,464,377	61,884,158
Net Increase in Net Assets	$36,971,694	$64,627,166

NET ASSETS
Beginning of Period	$70,058,942	$5,431,776
End of Period	$107,030,636	$70,058,942
Undistributed Accumulated
Net Investment Income	$199,289	$183,656

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	2,350,000	2,700,000
	Redemptions	(1,250,000)	(450,000)
	Net Increase	1,100,000	2,250,000

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended
	October 31, 2017	Period Ended
	(Unaudited)	April 30, 2017(b)
OPERATIONS
Net Investment Income	$172,767	$30,292
Net Realized Gain on Investments	65,003	22,881
Change in Unrealized
Appreciation of Investments	314,001	145,257
Net Increase in Net Assets
Resulting from Operations	551,771	198,430

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(173,096)	(21,662)
Total Distributions to Shareholders	(173,096)	(21,662)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,615,335	12,878,695
Payments for Shares Redeemed	(5,259,200)	(1,296,865)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	1,356,135	11,581,830
Net Increase in Net Assets	$1,734,810	$11,758,598

NET ASSETS
Beginning of Period	$11,758,598	$—
End of Period	$13,493,408	$11,758,598
Undistributed Accumulated
Net Investment Income	$8,313	$8,642

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	250,000	500,000
	Redemptions	(200,000)	(50,000)
	Net Increase	50,000	450,000

(b)	Fund commenced operations on December 16, 2016. The information presented is from December 16, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017(b)
(Unaudited)
OPERATIONS
Net Investment Income	$13,966
Net Realized Loss on Investments	(17,700)
Change in Unrealized Appreciation of Investments	29,512
Net Increase in Net Assets Resulting from Operations	25,778

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(9,568)
Total Distributions to Shareholders	(9,568)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,686,735
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	3,686,735
Net Increase in Net Assets	$3,702,945

NET ASSETS
Beginning of Period	$—
End of Period	$3,702,945
Undistributed Accumulated Net Investment Income	$4,398

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	150,000
	Redemptions	—
	Net Increase	150,000

(b)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017(b)
(Unaudited)
OPERATIONS
Net Investment Income	$19,093
Net Realized Loss on Investments	(1,380)
Change in Unrealized Appreciation of Investments	277,901
Net Increase in Net Assets Resulting from Operations	295,614

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(9,613)
Total Distributions to Shareholders	(9,613)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,509,000
Transaction Fees (Note 1)	2,613
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	2,511,613
Net Increase in Net Assets	$2,797,614

NET ASSETS
Beginning of Period	$—
End of Period	$2,797,614
Undistributed Accumulated Net Investment Income	$9,480

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	100,000
	Redemptions	—
	Net Increase	100,000

(b)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 750 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the
	October 31, 2017		Year Ended	Period Ended
	(Unaudited)		April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$25.48		$21.88	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.19		0.34	0.13
Net Realized and Unrealized
Gain (Loss) on Investments	2.04		3.52	(3.15)
Total from Investment Operations	2.23		3.86	(3.02)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	—		(0.26)	(0.10)
Total Distributions	—		(0.26)	(0.10)
Net Asset Value, End of Period	$27.71		$25.48	$21.88
Total Return	8.75	%(3)	17.72%	-12.10	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$622,145		$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60	%(4)
Net Investment Income
to Average Net Assets	1.40	%(4)	1.44%	0.62	%(4)
Portfolio Turnover Rate(5)	14	%(3)	7%	317	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 450 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the
	October 31, 2017		Year Ended	Period Ended
	(Unaudited)		April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$28.00		$23.78	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.14		0.27	(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	1.99		4.13	(1.16)
Total from Investment Operations	2.13		4.40	(1.20)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	—		(0.18)	—
Distributions from Return of Capital	—		—	(0.02)
Total Distributions	—		(0.18)	(0.02)
Net Asset Value, End of Period	$30.13		$28.00	$23.78
Total Return	7.65	%(3)	18.54%	-4.82	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$378,153		$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60	%(4)
Net Investment Income
to Average Net Assets	0.98	%(4)	1.02%	-0.17	%(4)
Portfolio Turnover Rate(5)	72	%(3)	27%	379	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the
	October 31, 2017		Year Ended	Period Ended
	(Unaudited)		April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$26.32		$21.44	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.07		0.11	0.04
Net Realized and Unrealized
Gain (Loss) on Investments	3.12		4.84	(3.55)
Total from Investment Operations	3.19		4.95	(3.51)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	—		(0.07)	(0.05)
Total Distributions	—		(0.07)	(0.05)
Net Asset Value, End of Period	$29.51		$26.32	$21.44
Total Return	12.11	%(3)	23.11%	-14.04	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$120,979		$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)	0.65%	0.65	%(4)
Net Investment Income
to Average Net Assets	0.48	%(4)	0.46%	0.18	%(4)
Portfolio Turnover Rate(5)	1	%(3)	125%	295	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the		For the
	October 31, 2017		Year Ended		Period Ended
	(Unaudited)		April 30, 2017		April 30, 2016(1)
Net Asset Value, Beginning of Period	$27.03		$24.97		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Gain (Loss)(2)	0.30		0.18		(0.04)
Net Realized and Unrealized
Gain on Investments	3.23		1.88	(3)	0.01
Total from Investment Operations	3.53		2.06		(0.03)
Net Asset Value, End of Period	$30.56		$27.03		$24.97
Total Return	13.07	%(4)	8.25	%(5)	-0.13	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$68,760		$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(6)	0.65%		0.65	%(6)
Net Investment Income (Loss)
to Average Net Assets	2.03	%(6)	0.77%		-0.39	%(6)
Portfolio Turnover Rate(7)	27	%(4)	143%		0	%(4)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Includes $0.41 gain derived from contribution from a settlement. See Note 5.
(4)	Not annualized.
(5)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 5.
(6)	Annualized.
(7)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the
	October 31, 2017		Year Ended	Period Ended
	(Unaudited)		April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$28.60		$27.16	$25.00

INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.51		0.88	0.23
Net Realized and Unrealized
Gain on Investments	1.52		1.26	1.93
Total from Investment Operations	2.03		2.14	2.16

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.48)		(0.70)	—
Total Distributions	(0.48)		(0.70)	—
Net Asset Value, End of Period	$30.15		$28.60	$27.16
Total Return	7.15	%(3)	8.03%	8.64	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$107,031		$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60	%(4)
Net Investment Income
to Average Net Assets	3.39	%(4)	3.19%	4.63	%(4)
Portfolio Turnover Rate(5)	45	%(3)	44%	0	%(3)

(1)	Commencement of operations on February 22, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the
	October 31, 2017		Period Ended
	(Unaudited)		April 30, 2017(1)
Net Asset Value, Beginning of Period	$26.13		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.39		0.13
Net Realized and Unrealized Gain on Investments	0.85		1.09
Total from Investment Operations	1.24		1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.38)		(0.09)
Total Distributions	(0.38)		(0.09)
Net Asset Value, End of Period	$26.99		$26.13
Total Return	4.77	%(3)	4.87	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$13,493		$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(4)	0.49	%(4)
Net Investment Income to Average Net Assets	2.95	%(4)	1.37	%(4)
Portfolio Turnover Rate(5)	46	%(3)	36	%(3)

(1)	Commencement of operations on December 16, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2017(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.11
Net Realized and Unrealized Loss on Investments	(0.36)
Total from Investment Operations	(0.25)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$24.69
Total Return	-0.12	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,703

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(4)
Net Investment Income to Average Net Assets	1.17	%(4)
Portfolio Turnover Rate(5)	37	%(3)

(1)	Commencement of operations on June 16, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2017(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.20
Net Realized and Unrealized Gain on Investments	2.88
Total from Investment Operations	3.08

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.10)
Total Distributions	(0.10)
Net Asset Value, End of Period	$27.98
Total Return	11.89	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,798

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)
Net Investment Income to Average Net Assets	1.95	%(4)
Portfolio Turnover Rate(5)	0	%(3)(6)

(1)	Commencement of operations on June 16, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)	Less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Trendpilot® 750 ETF,  Pacer Trendpilot® 450 ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, and Pacer Developed Markets International Cash Cows 100 ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap Trendpilot® Total Return Index, the Pacer Wilshire US Mid-Cap Trendpilot® Total Return Index, the Pacer Nasdaq-100 Trendpilot Total Return Index, the Pacer Trendpilot European Total Return Index, the Pacer Global Cash Cows Dividend Total Return Index, the Pacer US Cash Cows 100 Index, the Pacer US Small Cap Cash Cows Index, and the Pacer Developed Markets International Cash Cows 100 Index, respectively. Pacer Trendpilot® 750 ETF, Pacer Trendpilot® 450 ETF, and Pacer Trendpilot® 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot® European Index ETF commenced operations on December 14, 2015. Pacer Global Cash Cows Dividend ETF commenced operations on February 22, 2016. Pacer US Cash Cows 100 ETF commenced operations on December 16, 2016. Pacer US Small Cap Cash Cows 100 ETF and Pacer Developed Markets International Cash Cows 100 ETF commenced operations on June 16, 2017. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Pacer Trendpilot® 750 ETF charges $500, Pacer Trendpilot® 450 ETF charges $500, Pacer Trendpilot® 100 ETF charges $250, Pacer Trendpilot® European Index ETF charges $5,000, Pacer Global Cash Cows Dividend ETF charges $1,500, Pacer US Cash Cows 100 ETF charges $250, Pacer US Small Cap Cash Cows 100 ETF charges $250, and Pacer Developed Markets International Cash Cows 100 ETF charges $1,500 for the standard fixed creation fee. For the Pacer Trendpilot® 750 ETF, Pacer Trendpilot® 450 ETF, Pacer Trendpilot® 100 ETF, and the Pacer Trendpilot® European Index ETF, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with the procedures adopted by the Board of Trustees (the “Board”). The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2017:

Pacer Trendpilot® 750 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$601,067,737	$—	$—	$601,067,737
Real Estate
Investment Trusts	18,193,761	—	—	18,193,761
Short-Term Investments	590,064	—	—	590,064
Total Investments
in Securities	$619,851,562	$—	$—	$619,851,562

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot® 450 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$343,706,083	$—	$—	$343,706,083
Real Estate
Investment Trusts	33,334,891	—	—	33,334,891
Short-Term Investments	363,827	—	—	363,827
Total Investments
in Securities	$377,404,801	$—	$—	$377,404,801

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot® 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$120,910,133	$—	$—	$120,910,133
Short-Term Investments	114,173	—	—	114,173
Total Investments
in Securities	$121,024,306	$—	$—	$121,024,306

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

Pacer Trendpilot® European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,724,927	$—	$—	$66,724,927
Preferred Stocks	1,236,765	—	—	1,236,765
Real Estate
Investment Trusts	730,864	—	—	730,864
Short-Term Investments	44,641	—	—	44,641
Total Investments
in Securities	$68,737,197	$—	$—	$68,737,197

^ See Schedule of Investments for sector breakouts.

Pacer Global Cash Cows Dividend ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$101,812,874	$—	$—	$101,812,874
Real Estate
Investment Trusts	4,845,344	—	—	4,845,344
Short-Term Investments	123,862	—	—	123,862
Total	$106,782,080	$—	$—	$106,782,080

^ See Schedule of Investments for country breakouts.

Pacer US Cash Cows 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,425,739	$—	$—	$13,425,739
Real Estate
Investment Trusts	47,362	—	—	47,362
Short-Term Investments	19,749	—	—	19,749
Total Investments
in Securities	$13,492,850	$—	$—	$13,492,850

^ See Schedule of Investments for sector breakouts.

Pacer US Small Cap Cash Cows 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,564,113	$—	$—	$3,564,113
Real Estate
Investment Trusts	137,056	—	—	137,056
Short-Term Investments	1,880	—	—	1,880
Total	$3,703,049	$—	$—	$3,703,049

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

Pacer Developed Markets International Cash Cows 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,782,102	$—	$—	$2,782,102
Exchange Traded Funds	3,482	—	—	3,482
Short-Term Investments	1,776	—	—	1,776
Total Investments
in Securities	$2,787,360	$—	$—	$2,787,360

^ See Schedule of Investments for country breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2017, the Funds’ recognized no transfers to or from Levels 1, 2, or 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year/period ended April 30, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year/period ended April 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on an annual basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year/period ended April 30, 2017, the following table shows the reclassifications made:

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

	Undistributed
	Accumulated Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Pacer Trendpilot® 750 ETF	$909	$(4,560,850)	$4,559,941
Pacer Trendpilot® 450 ETF	—	(7,592,747)	7,592,747
Pacer Trendpilot® 100 ETF	—	572,591	(572,591)
Pacer Trendpilot®
European Index ETF	(170,262)	235,399	(65,137)
Pacer Global Cash
Cows Dividend ETF	(389)	(849,168)	849,557
Pacer US Cash Cows 100 ETF	12	(111,021)	111,009

Pacer US Small Cap Cash Cows 100 ETF and Pacer Developed Markets International Cash Cows 100 ETF commenced operations on June 16, 2017; therefore, no reclassifications of Capital Accounts are available as of April 30, 2017.

During the fiscal year/period ended April 30, 2017, the Funds’ realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Pacer Trendpilot® 750 ETF	$4,888,914
Pacer Trendpilot® 450 ETF	$7,831,683
Pacer Trendpilot® 100 ETF	$1,426,220
Pacer Trendpilot® European Index ETF	$510
Pacer Global Cash Cows Dividend ETF	$1,016,892
Pacer US Cash Cows 100 ETF	$111,076

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot® 750 ETF pays the Adviser 0.60%, Pacer Trendpilot® 450 ETF pays the Adviser 0.60%, Pacer Trendpilot® 100 ETF pays the Adviser 0.65%, Pacer Trendpilot® European ETF pays the Adviser 0.65%, Pacer Global Cash Cows Dividend ETF pays the Adviser 0.60%, Pacer US Cash Cows 100 ETF pays the Adviser 0.49%, Pacer US Small Cap Cash Cows 100 ETF pays the Adviser 0.59%, and Pacer Developed Markets

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

International Cash Cows 100 ETF pays the Adviser 0.65% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the period ended October 31, 2017.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

NOTE 5 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot® 750 ETF	$74,192,112	$92,668,596
Pacer Trendpilot® 450 ETF	233,900,480	294,105,816
Pacer Trendpilot® 100 ETF	1,195,831	984,098
Pacer Trendpilot® European Index ETF	14,444,409	12,481,846
Pacer Global Cash Cows Dividend ETF	41,238,435	44,525,977
Pacer US Cash Cows 100 ETF	5,426,336	5,546,823
Pacer US Small Cap Cash Cows 100 ETF	1,185,444	1,181,409
Pacer Developed Markets
International Cash Cows 100 ETF	2,516,735	7,874

For the period ended October 31, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot® 750 ETF	$141,835,120	$—
Pacer Trendpilot® 450 ETF	147,114,980	14,626,189
Pacer Trendpilot® 100 ETF	36,140,277	—
Pacer Trendpilot® European Index ETF	39,363,856	8,384,016
Pacer Global Cash Cows Dividend ETF	70,654,942	35,060,398
Pacer US Cash Cows 100 ETF	6,572,461	5,099,095
Pacer US Small Cap Cash Cows 100 ETF	3,685,322	—
Pacer Developed Markets
International Cash Cows 100 ETF	—	—

For the period ended October 31, 2017, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2017 were as follows:

	Pacer	Pacer	Pacer
	Trendpilot®	Trendpilot®	Trendpilot®
	750 ETF	450 ETF	100 ETF
Tax cost of investments	$400,507,627	$254,243,749	$63,500,301
Gross tax unrealized appreciation	64,716,505	35,309,287	13,083,694
Gross tax unrealized depreciation	(8,892,895)	(8,127,771)	(2,848,980)
Net tax unrealized
appreciation (depreciation)	55,823,610	27,181,516	10,234,714
Undistributed ordinary income	1,598,599	570,219	72,052
Undistributed long-term gain	—	—	—
Total distributable earnings	1,598,599	570,219	72,052
Other accumulated (loss)	(39,603,274)	(6,677,556)	(9,720,599)
Total accumulated gain (loss)	$17,818,935	$21,074,179	$586,167

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
Tax cost of investments	$27,306,006	$67,637,917	$11,631,757
Gross tax unrealized appreciation	4,160,960	4,298,093	414,202
Gross tax unrealized depreciation	(378,222)	(1,990,646)	(291,960)
Net tax unrealized
appreciation (depreciation)	3,782,738	2,307,447	122,242
Undistributed ordinary income	—	240,933	8,642
Undistributed long-term gain	—	—	—
Total distributable earnings	—	240,933	8,642
Other accumulated (loss)	(1,422,176)	(411,758)	(65,125)
Total accumulated gain (loss)	$2,360,562	$2,136,622	$65,759

Pacer US Small Cap Cash Cows 100 ETF and Pacer Developed Markets International Cash Cows 100 ETF commenced operations on June 16, 2017; therefore, there is no tax information available as of April 30, 2017.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

At April 30, 2017, the Funds did not defer, on a tax basis, any post-October and Later Year losses.

At April 30, 2017, the Funds had the following capital loss carryforwards:

	Amount	Expires
Pacer Trendpilot® 750 ETF	$39,603,274	Indefinite
Pacer Trendpilot® 450 ETF	6,677,556	Indefinite
Pacer Trendpilot® 100 ETF	9,720,599	Indefinite
Pacer Trendpilot® European Index ETF	1,422,238	Indefinite
Pacer Global Cash Cows Dividend ETF	411,965	Indefinite
Pacer US Cash Cows 100 ETF	65,125	Indefinite

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2017 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot® 750 ETF	$4,351,256	$—	$—
Pacer Trendpilot® 450 ETF	1,391,416	—	—
Pacer Trendpilot® 100 ETF	172,111	—	—
Pacer Trendpilot® European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	862,811	—	—
Pacer US Cash Cows 100 ETF	21,662	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2016 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot® 750 ETF	$1,241,121	$—	$—
Pacer Trendpilot® 450 ETF	—	—	74,493
Pacer Trendpilot® 100 ETF	134,474	—	—
Pacer Trendpilot® European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	—	—	—

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

On August 26, 2016, Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed  in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 9 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2017 (Unaudited) (Continued)

On November 1, 2017, the Pacer Trendpilot 750 ETF and Pacer Trendpilot 450 ETF changed their names and indexes to the following:

Old Name	New Name
Pacer Trendpilot® 750 ETF	Pacer Trendpilot® US Large Cap ETF
Pacer Wilshire US Large-Cap	Pacer Trendpilot® US Large Cap Index
Trendpilot® Index
Pacer Trendpilot® 450 ETF	Pacer Trendpilot® US Mid Cap ETF
Pacer Wilshire US Mid-Cap	Pacer Trendpilot® US Mid Cap Index
Trendpilot® Index

On December 12, 2017, the Adviser launched a new Fund in the Pacer Funds Trust: Pacer Wealth Shield ETF.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended April 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Trendpilot® 750 ETF	100.00%
Pacer Trendpilot® 450 ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European ETF	96.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended April 30, 2017 was as follows:

Pacer Trendpilot® 750 ETF	100.00%
Pacer Trendpilot® 450 ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European ETF	96.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	31.67%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot® 750 ETF	0.00%
Pacer Trendpilot® 450 ETF	0.00%
Pacer Trendpilot® 100 ETF	0.00%
Pacer Trendpilot® European ETF	0.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), at in-person meetings held on September 19, 2016 and June 16, 2017 (each a “Meeting”), called for the purpose of, among other things, considering and voting on the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) relating to the Developed Markets International Cash Cows 100 ETF (“ICOW”) and the US Small Cap Cash Cows 100 ETF (“CALF”), respectively (each a “Fund” and, collectively, the “Funds”).  At each Meeting, the Board, including all of the Trust’s Independent Trustees voting separately, unanimously approved the Investment Advisory Agreement as to the subject Fund based on its review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to approving the Investment Advisory Agreement as to each Fund, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  The Independent Trustees received assistance and advice from and met separately with independent counsel.  In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to each Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

At each Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement as to the subject Fund; (3) the Advisor’s Form ADV disclosures; (4) information describing  the nature, quality and extent of services that the Advisor is prepared in the future to provide to the subject Fund, and the advisory fees payable to the Advisor for its services with respect to that Fund; (5) certain comparative information regarding each Fund’s expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement ; and (7) information regarding the financial condition of the Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at each Meeting to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering whether to approve the Investment Advisory Agreement as to each Fund, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the fee to be paid to the Advisor; and (iii) potential economies of scale, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor was capable of providing all necessary advisory services required by each Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio management personnel.  The Board also considered other services to be provided to each Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Advisor.

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by each Fund to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor from an unaffiliated third party proprietary database comparing the expense ratios and performance of each Fund with the expense ratios and performance of other ETFs having similar investment objectives (each Fund’s “Peer Group”).  The Board compared each Fund’s expense ratio to the expense ratios of ETFs in the Fund’s Peer Group., and noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses.  It was noted that this contractual agreement cannot be changed without shareholder approval.  The Board also evaluated the compensation and benefits received by the Advisor from its relationship with each Fund, taking into account assessments of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations at each Meeting, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of each Fund grew or may grow in the future.

Based on its deliberations and its evaluation of the information described above at each Meeting, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund were fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund for a term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 16 Industrial Blvd., Suite 201, Paoli, PA 19301.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years
Interested Trustee

Joe M. Thomson	Trustee,	Indefinite	Founder/President at	12	Director, First
Born: 1944	Chairman,	Term;	Pacer Advisors, Inc.		Cornerstone
	President	since	(since 2004); President		Bank
	and Principal	2014	and Chief Compliance		(2000-2016)
	Executive		Officer, Pacer Financial,
	Officer		Inc. (since 2004)

Independent Trustees

Deborah G. Wolk	Lead	Indefinite	Self-employed providing	12	None
Born: 1950	Independent	Term;	accounting services and
	Trustee	since	computer modeling
		2015	(since 1997)

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	12	None
Newman, Sr.		Term;	Newman Wine &
Born: 1962		since	Spirits (since 2007)
2015

Dennis J. Ryan	Trustee	Indefinite	Principal/Owner,	11	None
Born: 1947		Term;	Brendan Abstract
		since	Company, Inc.
		2017	(title insurance)
(since 1999)

Officers who are not Trustees:

Sean E. O’Hara	Treasurer	Indefinite	Director, Index Design	N/A	None
Born: 1962	and Principal	Term;	Group (since 2015);
	Financial	since	Director, Pacer Financial,
	Officer	2014	Inc. (since 2007);
Director, Pacer Advisors,
Inc. (since 2007)

Bruce Kavanaugh	Secretary	Indefinite	Vice President, Pacer	N/A	None
Born: 1964		Term;	Advisors, Inc. (since 2004),
		since	Vice President, Pacer
		2016	Financial , Inc. (since 2004)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years
Robert Amweg	Chief	Indefinite	Compliance Director,	N/A	None
Gateway Corporate	Compliance	Term;	Vigilant Compliance,
Center, Suite 216	Officer and	since	LLC (an investment
223 Wilmington	AML Officer	2015	management services
West Chester Pike			company) (since 2013);
Chadds Ford, PA			Consultant to the
19317			financial services industry
Born: 1953			(since 2012); and Chief
Financial Officer and
Chief Accounting Officer,
Turner Investments, LP
(2007-2012)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Advisor
Pacer Advisors, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Index Provider
Index Design Group, LLC
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
DLA Piper LLP
1650 Market St., Suite 4900
Philadelphia, PA 19103-7300

PACER TRENDPILOT® 750 ETF PTLC	PACER TRENDPILOT® 450 ETF PTMC	PACER TRENDPILOT® 100 ETF PTNQ	PACER TRENDPILOT® EUROPEAN INDEX ETF PTEU	PACER GLOBAL CASH COWS DIVIDEND ETF GCOW	PACER US CASH COWS 100 ETF COWZ

CUSIP 69374H105	CUSIP 69374H204	CUSIP 69374H303	CUSIP 69374H808	CUSIP 69374H707	CUSIP 69374H881

PACER US SMALL CAP CASH COWS 100 ETF CALF	PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF ICOW

CUSIP 69374H857	CUSIP 69374H873

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date    December 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date    December 14, 2017

By (Signature and Title)         /s/Sean E. O’Hara
   Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date    December 14, 2017

* Print the name and title of each signing officer under his or her signature.